UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04391

                                   PBHG FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


              1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
              (Address of principal executive offices) (Zip code)

                                David J. Bullock
                          Liberty Ridge Capital, Inc.
              1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Name and address of agent for service)

                                   Copies to:
        William H. Rheiner, Esq.                    John M. Zerr, Esq.
  Ballard Spahr Andrews & Ingersoll           Liberty Ridge Capital, Inc.
    1735 Market Street, 51st Floor              1400 Liberty Ridge Drive
     Philadelphia, PA 19103-7599                    Wayne, PA 19087
            (215) 864-8600                           (610) 647-4100


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-647-4100

                       DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS


PBHG Emerging Growth Fund
June 30, 2005 (unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%
    BASIC MATERIALS -- 0.3%
      ADVANCED MATERIALS/PRODUCTS -- 0.3%
      Ceradyne*                           21,250  $       512
                                                  ------------
    Total Basic Materials (Cost $ 165)                    512
                                                  ------------
    CONSUMER CYCLICAL -- 25.8%
      APPAREL MANUFACTURERS -- 1.7%
      Quiksilver*                        195,900        3,130
                                                  ------------
      ATHLETIC EQUIPMENT -- 1.3%
      Nautilus                            84,900        2,420
                                                  ------------
      CASINO SERVICES -- 1.6%
      Shuffle Master*                    103,950        2,914
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 1.4%
      Scansource*                         25,400        1,091
      SCP Pool                            44,100        1,547
                                                  ------------
                                                        2,638
      E-COMMERCE/PRODUCTS -- 1.2%
      Nutri/System*                       63,600          939
      Stamps.com*                         67,850        1,272
                                                  ------------
                                                        2,211
      HOME FURNISHINGS -- 1.0%
      Tempur-Pedic International*         80,600        1,788
                                                  ------------
      RETAIL-APPAREL/SHOE -- 6.7%
      Bebe Stores                        129,263        3,421
      Finish Line, Cl A                   75,000        1,419
      Jos. A Bank Clothiers*              47,545        2,059
      Urban Outfitters*                   98,200        5,567
                                                  ------------
                                                       12,466
      RETAIL-GARDENING PRODUCTS -- 1.2%
      Tractor Supply*                     45,050        2,212
                                                  ------------
      RETAIL-MUSIC STORE -- 1.9%
      Guitar Center*                      61,400        3,584
                                                  ------------
      RETAIL-RESTAURANTS -- 6.0%
      PF Chang's China Bistro*            51,000        3,008
      Rare Hospitality
       International*                     36,350        1,107
      Red Robin Gourmet Burgers*          81,650        5,061
      Texas Roadhouse, Cl A*              52,950        1,840
                                                  ------------
                                                       11,016
      RETAIL-SPORTING GOODS -- 1.8%
      Dick's Sporting Goods*              63,700        2,458
      Zumiez*                             27,550          803
                                                  ------------
                                                        3,261
                                                  ------------
    Total Consumer Cyclical (Cost $ 23,939)            47,640
                                                  ------------
    CONSUMER NON-CYCLICAL -- 1.2%
      BEVERAGES-NON-ALCOHOLIC -- 1.2%
      Hansen Natural*                     25,475        2,158
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 1,567)          2,158
                                                  ------------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

    ENERGY -- 1.4%
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.4%
      Southwestern Energy*                56,900  $     2,673
                                                  ------------
    Total Energy (Cost $ 1,691)                         2,673
                                                  ------------
    FINANCIAL -- 1.1%
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.8%
      Calamos Asset
            Management, Cl A              53,383        1,454
                                                  ------------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
      Housevalues*                        29,700          537
                                                  ------------
    Total Financial (Cost $ 1,852)                      1,991
                                                  ------------
    HEALTH CARE -- 26.5%
      DIAGNOSTIC EQUIPMENT -- 2.2%
      Gen-Probe*                          37,100        1,344
      Immucor*                            93,500        2,707
                                                  ------------
                                                        4,051
      MEDICAL IMAGING SYSTEMS -- 0.8%
      Merge Technologies*                 78,400        1,470
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 1.6%
      Computer Programs & Systems         42,500        1,584
      Quality Systems                     30,061        1,424
                                                  ------------
                                                        3,008
      MEDICAL INSTRUMENTS -- 7.4%
      Angiodynamics                       61,600        1,339
      Arthrocare*                         58,300        2,037
      DJ Orthopedics*                     50,900        1,396
      Foxhollow Technologies*             29,700        1,137
      Intuitive Surgical*                 51,400        2,397
      Kyphon*                             42,400        1,475
      Ventana Medical Systems*            94,600        3,806
                                                  ------------
                                                       13,587
      MEDICAL LASER SYSTEMS -- 1.9%
      LCA-Vision                          51,800        2,510
      Palomar Medical
         Technologies*                    41,300          988
                                                  ------------
                                                        3,498
      MEDICAL PRODUCTS -- 0.8%
      American Medical Systems
         Holdings*                        72,300        1,493
                                                  ------------
      MEDICAL-DRUGS -- 1.2%
      Kos Pharmaceuticals*                34,000        2,227
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.5%
      Radiation Therapy Services*         36,100          959
                                                  ------------
      OPTICAL SUPPLIES -- 0.2%
      Shamir Optical Industry*            25,600          413
                                                  ------------
      PATIENT MONITORING EQUIPMENT -- 0.6%
      Aspect Medical Systems*             35,100        1,044
                                                  ------------

--------------------------------------------------------------------------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      PHYSICAL PRACTICE MANAGEMENT -- 4.4%
      American Healthways*               116,900  $     4,941
      Matria Healthcare*                  97,050        3,128
                                                  ------------
                                                        8,069
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.8%
      Psychiatric Solutions*              32,345        1,576
                                                  ------------
      THERAPEUTICS -- 1.3%
      United Therapeutics*                51,000        2,458
                                                  ------------
      VITAMINS & NUTRITION PRODUCTS -- 1.3%
      USANA Health Sciences*              55,250        2,337
                                                  ------------
      X-RAY EQUIPMENT -- 1.5%
      Hologic*                            70,100        2,787
                                                  ------------
    Total Health Care (Cost $ 34,322)                  48,977
                                                  ------------
    INDUSTRIAL -- 2.6%
      ELECTRONIC MEASURING INSTRUMENTS -- 1.6%
      FARO Technologies*                  40,325        1,099
      Trimble Navigation*                 47,500        1,851
                                                  ------------
                                                        2,950
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.7%
      Cogent*                             42,375        1,210
                                                  ------------
      LASERS-SYSTEMS/COMPONENTS -- 0.3%
      Cymer*                              21,250          560
                                                  ------------
    Total Industrial (Cost $ 4,620)                     4,720
                                                  ------------
    SERVICES -- 11.5%
      COMMERCIAL SERVICES -- 0.5%
      Steiner Leisure*                    25,450          943
                                                  ------------
      COMPUTER SERVICES -- 1.2%
      SRA International, Cl A*            63,700        2,212
                                                  ------------
      CONSULTING SERVICES -- 5.4%
      Corporate Executive Board           51,772        4,055
      CRA International*                  61,275        3,300
      DiamondCluster
        International*                    98,000        1,107
      Huron Consulting Group              59,500        1,401
                                                  ------------
                                                        9,863
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.8%
      Chemed                              34,000        1,390
                                                  ------------
      HUMAN RESOURCES -- 0.4%
      Resources Connection*               34,000          790
                                                  ------------
      RESEARCH & DEVELOPMENT -- 1.0%
      SFBC International*                 49,000        1,893
                                                  ------------
      SCHOOLS-DAY CARE -- 2.2%
      Bright Horizons Family
         Solutions*                      100,000        4,072
                                                  ------------
    Total Services (Cost $ 14,126)                     21,163
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
    TECHNOLOGY -- 27.8%
      APPLICATIONS SOFTWARE -- 3.0%
      Progress Software*                  76,450  $     2,305
      SS&C Technologies                   99,800        3,162
                                                  ------------
                                                        5,467
      CELLULAR TELECOMMUNICATIONS -- 0.7%
      Jamdat Mobile*                      48,800        1,351
                                                  ------------
      COMMUNICATIONS SOFTWARE -- 3.1%
      Avid Technology*                    47,725        2,543
      Witness Systems*                   170,050        3,100
                                                  ------------
                                                        5,643
      COMPUTER AIDED DESIGN -- 1.4%
      Ansys*                              75,000        2,663
                                                  ------------
      COMPUTER GRAPHICS -- 1.1%
      Trident Microsystems*               90,000        2,042
                                                  ------------
      COMPUTER SOFTWARE -- 0.5%
      Blackbaud                           64,300          868
                                                  ------------
      COMPUTERS-INTEGRATED SYSTEMS-- 2.3%
      Micros Systems*                     80,600        3,607
      Stratasys*                          21,225          694
                                                  ------------
                                                        4,301
      E-MARKETING/INFORMATION -- 0.6%
      Digital River*                      34,000        1,080
                                                  ------------
      E-SERVICES/CONSULTING -- 3.0%
      GSI Commerce*                       81,700        1,368
      Sapient*                           161,700        1,282
      Websense*                           46,700        2,244
      WebSideStory*                       42,400          622
                                                  ------------
                                                        5,516
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.5%
      Microsemi*                         117,600        2,211
      MIPS Technologies*                  85,000          612
                                                  ------------
                                                        2,823
      INTERNET CONTENT-INFORMATION/NETWORKS-- 0.9%
      Jupitermedia*                       98,675        1,690
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE-- 1.5%
      F5 Networks*                        57,650        2,723
                                                  ------------
      INTERNET SECURITY -- 1.3%
      Aladdin Knowledge Systems*          42,600          875
      Blue Coat Systems*                  48,700        1,455
                                                  ------------
                                                        2,330
      SEMICONDUCTOR EQUIPMENT -- 2.9%
      ADE*                                51,000        1,431
      Formfactor*                         53,150        1,404
      Tessera Technologies*               42,450        1,418
      Varian Semiconductor
         Equipment Associates*            30,000        1,110
                                                  ------------
                                                        5,363

--------------------------------------------------------------------------------
                                       2

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      TELECOMMUNICATIONS EQUIPMENT -- 2.7%
      Adtran                              80,750  $     2,002
      Comtech Telecommunications*         43,250        1,411
      Orckit Communications*              59,500        1,574
                                                  ------------
                                                        4,987
      WEB HOSTING/DESIGN -- 1.3%
      Macromedia*                         65,225        2,493
                                                  ------------
    Total Technology (Cost $ 38,036)                   51,340
                                                  ------------
    TRANSPORTATION -- 0.8%
      TRANSPORT-SERVICES -- 0.8%
      UTI Worldwide                       21,250        1,480
                                                  ------------
    Total Transportation (Cost $ 1,453)                 1,480
                                                  ------------
Total Common Stock (Cost $121,771)                    182,654
                                                  ------------

REPURCHASE AGREEMENT -- 1.4%
  Deutsche Bank
    3.33%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $2,605,716
    (collateralized by a U.S.
    Government obligation, par
    value $2,667,000, 3.750%,
    06/13/08, total market value
    $2,658,388)(A)                        $2,605        2,605
                                                  ------------
Total Repurchase Agreement (Cost $2,605)                2,605
                                                  ------------

Total Investments -- 100.4% (Cost $124,376)+          185,259
                                                  ------------

Total Other Assets and Liabilities -- (0.4)%             (695)
                                                  ------------

Net Assets -- 100.0%                              $   184,564
                                                  ============

Cost figures are shown with "000's" omitted.

*   -- Non-income producing security
(A) -- Tri-party repurchase agreement
Cl  -- Class

+ At June 30, 2005, the tax basis cost of the Fund's investments was $124,888,679, and the unrealized appreciation and depreciation were $62,201,597 and $(1,831,279), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Growth Fund
June 30, 2005 (unaudited)


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
    CONSUMER CYCLICAL -- 26.8%
      APPAREL MANUFACTURERS -- 4.4%
      Coach*                             672,600  $    22,579
      Polo Ralph Lauren                  204,700        8,825
                                                  ------------
                                                       31,404
      CASINO HOTELS -- 1.7%
      Station Casinos                    188,100       12,490
                                                  ------------
      CASINO SERVICES -- 0.4%
      International Game
        Technology                        99,500        2,801
                                                  ------------
      CRUISE LINES -- 1.6%
      Royal Caribbean Cruises            242,800       11,742
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 2.0%
      CDW                                 97,400        5,560
      Fastenal                           141,100        8,644
                                                  ------------
                                                       14,204
      RETAIL-APPAREL/SHOE -- 5.8%
      Abercrombie & Fitch, Cl A           93,900        6,451
      American Eagle Outfitters          432,600       13,259
      Chico's FAS*                       263,600        9,036
      Nordstrom                          102,500        6,967
      Pacific Sunwear Of
        California*                      258,750        5,949
                                                  ------------
                                                       41,662
      RETAIL-AUTO PARTS -- 1.6%
      O'Reilly Automotive*               376,000       11,209
                                                  ------------
      RETAIL-CATALOG SHOPPING -- 0.0%
      MSC Industrial Direct, Cl A          5,700          192
                                                  ------------
      RETAIL-GARDENING PRODUCTS -- 1.7%
      Tractor Supply*                    245,200       12,039
                                                  ------------
      RETAIL-MAIL ORDER -- 1.9%
      Williams-Sonoma*                   348,300       13,782
                                                  ------------
      RETAIL-PET FOOD & SUPPLIES -- 2.1%
      Petco Animal Supplies*             154,900        4,541
      Petsmart                           348,100       10,565
                                                  ------------
                                                       15,106
      RETAIL-RESTAURANTS -- 3.6%
      Darden Restaurants                 155,000        5,112
      Panera Bread, Cl A*                108,400        6,730
      PF Chang's China Bistro*           141,100        8,322
      Sonic*                             188,000        5,740
                                                  ------------
                                                       25,904
                                                  ------------
    Total Consumer Cyclical (Cost $ 133,442)          192,535
                                                  ------------
    FINANCIAL -- 4.7%
      FIDUCIARY BANKS -- 0.6%
      Investors Financial Services       120,600        4,561
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 1.4%
      Ameritrade Holding*                529,800        9,849
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      FINANCE-OTHER SERVICES -- 2.7%
      Chicago Mercantile Exchange
        Holdings                          64,100  $    18,942
                                                  ------------
    Total Financial (Cost $ 19,718)                    33,352
                                                  ------------
    HEALTH CARE -- 18.1%
      DENTAL SUPPLIES & EQUIPMENT -- 1.9%
      Dentsply International             258,700       13,970
                                                  ------------
      DIAGNOSTIC KITS -- 0.6%
      Dade Behring Holdings*              61,100        3,972
                                                  ------------
      HOSPITAL BEDS/EQUIPMENT -- 0.7%
      Kinetic Concepts*                   80,000        4,800
                                                  ------------
      MEDICAL INSTRUMENTS -- 2.9%
      St. Jude Medical*                  204,200        8,905
      Techne*                            263,400       12,093
                                                  ------------
                                                       20,998
      MEDICAL LABS & TESTING SERVICES -- 0.6%
      Covance*                            94,100        4,222
                                                  ------------
      MEDICAL PRODUCTS -- 3.8%
      Henry Schein*                      216,400        8,985
      Mentor                             182,200        7,558
      Varian Medical Systems*            292,800       10,930
                                                  ------------
                                                       27,473
      MEDICAL-BIOMEDICAL/GENETIC -- 4.0%
      Affymetrix*                         79,900        4,309
      Celgene*                           385,900       15,733
      Invitrogen*                        105,800        8,812
                                                  ------------
                                                       28,854
      PHARMACY SERVICES -- 1.1%
      Express Scripts*                   161,400        8,067
                                                  ------------
      RESPIRATORY PRODUCTS -- 2.5%
      Resmed*                            189,900       12,532
      Respironics*                       140,000        5,055
                                                  ------------
                                                       17,587
                                                  ------------
    Total Health Care (Cost $ 84,522)                 129,943
                                                  ------------
    INDUSTRIAL -- 7.7%
      ELECTRONIC MEASURING INSTRUMENTS -- 1.0%
      Trimble Navigation*                188,500        7,346
                                                  ------------
      ELECTRONICS-MILITARY -- 0.8%
      L-3 Communications Holdings         73,200        5,606
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOTICS -- 1.6%
      Cognex                             446,600       11,696
                                                  ------------
      MACHINERY-PRINT TRADE -- 2.3%
      Zebra Technologies, Cl A*          369,250       16,169
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 2.0%
      Precision Castparts                188,100       14,653
                                                  ------------
    Total Industrial (Cost $ 43,497)                   55,470
                                                  ------------

--------------------------------------------------------------------------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
    SERVICES -- 13.3%
      ADVERTISING SERVICES -- 1.4%
      Getty Images*                      138,900  $    10,315
                                                  ------------
      COMMERCIAL SERVICES -- 0.6%
      ChoicePoint*                       112,700        4,514
                                                  ------------
      COMPUTER SERVICES -- 4.0%
      Cognizant Technology
      Solutions, Cl A*                   603,900       28,462
                                                  ------------
      CONSULTING SERVICES -- 4.1%
      Corporate Executive Board          372,400       29,170
                                                  ------------
      SCHOOLS -- 3.2%
      Apollo Group, Cl A*                224,369       17,550
      ITT Educational Services*          108,000        5,769
                                                  ------------
                                                       23,319
                                                  ------------
    Total Services (Cost $ 46,184)                     95,780
                                                  ------------
    TECHNOLOGY -- 27.7%
      APPLICATIONS SOFTWARE -- 1.0%
      Intuit*                            164,700        7,430
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 1.9%
      Nextel Partners, Cl A*             539,700       13,584
                                                  ------------
      COMMUNICATIONS SOFTWARE -- 1.9%
      Avid Technology*                   254,000       13,533
                                                  ------------
      COMPUTER AIDED DESIGN -- 2.0%
      Ansys*                             215,015        7,635
      Autodesk                           193,200        6,641
                                                  ------------
                                                       14,276
      COMPUTERS-INTEGRATED SYSTEMS -- 1.6%
      Kronos*                            164,200        6,632
      Micros Systems*                    111,400        4,985
                                                  ------------
                                                       11,617
      COMPUTERS-MEMORY DEVICES -- 1.5%
      Network Appliance*                 389,200       11,003
                                                  ------------
      DECISION SUPPORT SOFTWARE -- 2.3%
      Cognos*                            490,100       16,732
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.8%
      Jabil Circuit*                     425,100       13,063
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.5%
      Microchip Technology               109,800        3,252
                                                  ------------
      INTERNET CONTENT-ENTERTAINMENT -- 0.6%
      Shanda Interactive
      Entertainment ADR*                 114,600        4,216
                                                  ------------
      INTERNET SECURITY -- 1.5%
      McAfee*                            423,200       11,080
                                                  ------------
      NETWORKING PRODUCTS -- 1.4%
      Juniper Networks*                  399,100       10,049
                                                  ------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.0%
      Emulex*                            310,500  $     5,670
      Linear Technology                  199,000        7,301
      Marvell Technology Group*          413,900       15,745
                                                  ------------
                                                       28,716
      SEMICONDUCTOR EQUIPMENT -- 3.8%
      Lam Research*                      542,500       15,700
      Varian Semiconductor
       Equipment Associates*             303,900       11,244
                                                  ------------
                                                       26,944
      TELECOMMUNICATIONS EQUIPMENT -- 1.9%
      Harris                             319,800        9,981
      Plantronics                         93,400        3,396
                                                  ------------
                                                       13,377
                                                  ------------
    Total Technology (Cost $ 137,414)                 198,872
                                                  ------------
    TRANSPORTATION -- 0.5%
      TRANSPORT-SERVICES -- 0.5%
      Expeditors International
      Washington                          72,500        3,611
                                                  ------------
    Total Transportation (Cost $ 3,613)                 3,611
                                                  ------------
Total Common Stock (Cost $468,390)                    709,563
                                                  ------------

REPURCHASE AGREEMENT -- 1.4%
  Morgan Stanley
    3.35%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $10,269,964
    (collateralized by a U.S.
    Government obligation, par
    value $10,070,000, 4.625%,
    10/15/13, total market value
    $10,478,000)(A)                      $10,269       10,269
                                                  ------------
Total Repurchase Agreement (Cost $10,269)              10,269
                                                  ------------

Total Investments--100.2% (Cost $478,659)+            719,832
                                                  ------------

Total Other Assets and Liabilities -- (0.2)%            (1,122)
                                                  ------------

Net Assets -- 100.0%                              $   718,710
                                                  ============

Cost figures are shown with "000's" omitted.

*   -- Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl  -- Class

+ At June 30, 2005, the tax basis cost of the Fund's investments was $479,103,116, and the unrealized appreciation and depreciation were $246,802,561 and $(6,073,844), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Large Cap Growth Concentrated Fund
June 30, 2005 (unaudited)


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
    CONSUMER CYCLICAL -- 9.2%
      ENTERTAINMENT SOFTWARE -- 4.2%
      Electronic Arts*                   108,600  $     6,148
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 5.0%
      Staples                            341,550        7,282
                                                  ------------
    Total Consumer Cyclical (Cost $ 11,101)            13,430
                                                  ------------
    FINANCIAL -- 4.5%
      FINANCE-INVESTMENT BANKER/BROKER -- 4.5%
      Goldman Sachs Group                 65,300        6,662
                                                  ------------
    Total Financial (Cost $ 6,645)                      6,662
                                                  ------------
    HEALTH CARE -- 17.7%
      MEDICAL INSTRUMENTS -- 3.4%
      Guidant                             73,600        4,953
                                                  ------------
      MEDICAL PRODUCTS -- 5.4%
      Zimmer Holdings*                   104,200        7,937
                                                  ------------
      MEDICAL-GENERIC DRUGS -- 5.7%
      Teva Pharmaceutical
            Industries ADR               267,300        8,324
                                                  ------------
      PHARMACY SERVICES -- 3.2%
      Caremark Rx*                       107,920        4,804
                                                  ------------
    Total Health Care (Cost $ 24,333)                  26,018
                                                  ------------
    SERVICES -- 9.0%
      E-COMMERCE/SERVICES -- 5.4%
      eBay*                              239,300        7,899
                                                  ------------
      SCHOOLS -- 3.6%
      Apollo Group, Cl A*                 68,100        5,327
                                                  ------------
    Total Services (Cost $ 9,149)                      13,226
                                                  ------------
    TECHNOLOGY -- 57.6%
      APPLICATIONS SOFTWARE -- 10.3%
      Infosys Technologies ADR           106,500        8,251
      Microsoft                          274,000        6,806
                                                  ------------
                                                       15,057
      COMPUTER AIDED DESIGN -- 4.3%
      Autodesk                           181,800        6,248
                                                  ------------
      COMPUTERS -- 3.0%
      Apple Computer*                    121,300        4,465
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 7.3%
      Broadcom, Cl A*                    205,000        7,280
      Intel                              128,900        3,359
                                                  ------------
                                                       10,639
      INTERNET SECURITY -- 6.5%
      Symantec*                          437,000        9,500
                                                  ------------

                                    SHARES/FACE       MARKET
           DESCRIPTION              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      NETWORKING PRODUCTS -- 2.3%
      Cisco Systems*                     173,000  $     3,306
                                                  ------------
      WEB PORTALS/ISP -- 19.4%
      Google, Cl A*                       48,300       14,208
      Yahoo!*                            411,000       14,241
                                                  ------------
                                                       28,449
      WIRELESS EQUIPMENT -- 4.5%
      Qualcomm                           202,000        6,668
                                                  ------------
    Total Technology (Cost $ 66,318)                   84,332
                                                  ------------
Total Common Stock (Cost $117,546)                    143,668
                                                  ------------

REPURCHASE AGREEMENT -- 1.7%
  Morgan Stanley
    3.35%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $2,418,955
    (collateralized by a U.S.
    Government obligation, par
    value $2,375,000, 4.625%,
    10/15/13, total market value
    $2,471,226)(A)                        $2,419        2,419
                                                  ------------
Total Repurchase Agreement (Cost $2,419)                2,419
                                                  ------------

Total Investments -- 99.7% (Cost $119,965)+           146,087
                                                  ------------

Total Other Assets and Liabilities -- 0.3%                401
                                                  ------------

Net Assets -- 100.0%                              $   146,488
                                                  ============

Cost figures are shown with "000's" omitted.

*   -- Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl  -- Class

+ At June 30, 2005, the tax basis cost of the Fund's investments was $120,125,447, and the unrealized appreciation and depreciation were $28,697,027 and $(2,735,613), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Large Cap Growth Fund
June 30, 2005 (unaudited)


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.1%
    CONSUMER CYCLICAL -- 18.1%
      APPAREL MANUFACTURERS -- 1.9%
      Coach*                              79,200  $     2,659
                                                  ------------
      ATHLETIC FOOTWEAR -- 1.8%
      Nike, Cl B                          29,800        2,581
                                                  ------------
      CASINO SERVICES -- 1.1%
      International Game
      Technology                          55,500        1,562
                                                  ------------
      CRUISE LINES -- 2.4%
      Carnival                            60,300        3,289
                                                  ------------
      ENTERTAINMENT SOFTWARE -- 1.6%
      Electronic Arts*                    39,300        2,225
                                                  ------------
      HOTELS & MOTELS -- 1.1%
      Starwood Hotels & Resorts
         Worldwide                        26,700        1,564
                                                  ------------
      RETAIL-BEDDING -- 0.9%
      Bed Bath & Beyond*                  29,800        1,245
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 1.4%
      Lowe's                              34,300        1,997
                                                  ------------
      RETAIL-DISCOUNT -- 2.0%
      Target                              28,900        1,573
      Wal-Mart Stores                     24,300        1,171
                                                  ------------
                                                        2,744
      RETAIL-DRUG STORE -- 1.3%
      Walgreen                            39,500        1,816
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 1.8%
      Staples                            118,110        2,518
                                                  ------------
      RETAIL-RESTAURANTS -- 0.8%
      Starbucks*                          22,900        1,183
                                                  ------------
    Total Consumer Cyclical (Cost $ 17,598)            25,383
                                                  ------------
    CONSUMER NON-CYCLICAL -- 3.4%
      BEVERAGES-NON-ALCOHOLIC -- 1.2%
      PepsiCo                             31,800        1,715
                                                  ------------
      COSMETICS & TOILETRIES -- 2.2%
      Estee Lauder, Cl A                  19,030          745
      Procter & Gamble                    44,100        2,326
                                                  ------------
                                                        3,071
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 3,885)          4,786
                                                  ------------
    ENERGY -- 1.4%
      OIL-FIELD SERVICES -- 1.4%
      Schlumberger                        25,000        1,899
                                                  ------------
    Total Energy (Cost $ 1,324)                         1,899
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
    FINANCIAL -- 5.7%
      FINANCE-INVESTMENT BANKER/BROKER -- 3.2%
      Citigroup                           37,800  $     1,747
      Goldman Sachs Group                 27,030        2,758
                                                  ------------
                                                        4,505
      FINANCE-MORTGAGE LOAN/BANKER -- 1.0%
      Countrywide Financial               38,398        1,482
                                                  ------------
      MULTI-LINE INSURANCE -- 0.7%
      American International Group        16,007          930
                                                  ------------
      SUPER-REGIONAL BANKS-US -- 0.8%
      Wells Fargo                         17,500        1,078
                                                  ------------
    Total Financial (Cost $ 6,503)                      7,995
                                                  ------------
    HEALTH CARE -- 26.9%
      MEDICAL INSTRUMENTS -- 4.9%
      Boston Scientific*                  61,600        1,663
      Guidant                             35,800        2,409
      Medtronic                           16,000          829
      St. Jude Medical*                   44,900        1,958
                                                  ------------
                                                        6,859
      MEDICAL PRODUCTS -- 5.4%
      Johnson & Johnson                   37,700        2,451
      Stryker                             25,900        1,232
      Varian Medical Systems*             20,900          780
      Zimmer Holdings*                    40,200        3,062
                                                  ------------
                                                        7,525
      MEDICAL-BIOMEDICAL/GENETIC -- 3.9%
      Amgen*                              26,200        1,584
      Genentech*                          24,200        1,943
      Genzyme*                            32,500        1,953
                                                  ------------
                                                        5,480
      MEDICAL-DRUGS -- 2.6%
      Abbott Laboratories                 25,400        1,245
      Pfizer                              88,740        2,447
                                                  ------------
                                                        3,692
      MEDICAL-GENERIC DRUGS -- 2.2%
      Teva Pharmaceutical
            Industries ADR               101,400        3,158
                                                  ------------
      MEDICAL-HMO -- 2.4%
      UnitedHealth Group                  40,000        2,086
      WellPoint*                          18,600        1,295
                                                  ------------
                                                        3,381
      OPTICAL SUPPLIES -- 2.0%
      Alcon                               25,800        2,821
                                                  ------------
      PHARMACY SERVICES -- 2.0%
      Caremark Rx*                        62,180        2,768
                                                  ------------
      THERAPEUTICS -- 1.5%
      Gilead Sciences*                    48,300        2,125
                                                  ------------
    Total Health Care (Cost $ 26,893)                  37,809
                                                  ------------

--------------------------------------------------------------------------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
    INDUSTRIAL -- 4.5%
      AEROSPACE/DEFENSE -- 1.0%
      Lockheed Martin                     22,100  $     1,434
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.5%
      Danaher                             13,500          706
      General Electric                    81,090        2,810
      Tyco International                  48,900        1,428
                                                  ------------
                                                        4,944
                                                  ------------
    Total Industrial (Cost $ 5,958)                     6,378
                                                  ------------
    SERVICES -- 5.9%
      COMPUTER SERVICES -- 1.4%
      Cognizant Technology
         Solutions, Cl A*                 40,000        1,885
                                                  ------------
      E-COMMERCE/SERVICES -- 2.5%
      eBay*                              106,900        3,529
                                                  ------------
      SCHOOLS -- 2.0%
      Apollo Group, Cl A*                 35,900        2,808
                                                  ------------
    Total Services (Cost $ 5,013)                       8,222
                                                  ------------
    TECHNOLOGY -- 32.2%
      APPLICATIONS SOFTWARE -- 4.7%
      Infosys Technologies ADR            45,500        3,525
      Microsoft                          112,000        2,782
      Wipro ADR                           16,860          352
                                                  ------------
                                                        6,659
      COMPUTER AIDED DESIGN -- 2.2%
      Autodesk                            92,200        3,169
                                                  ------------
      COMPUTERS -- 3.0%
      Apple Computer*                     66,700        2,455
      Dell*                               43,900        1,735
                                                  ------------
                                                        4,190
      COMPUTERS-MEMORY DEVICES -- 1.9%
      EMC*                               143,100        1,962
      Network Appliance*                  25,800          729
                                                  ------------
                                                        2,691
      DATA PROCESSING/MANAGEMENT -- 0.7%
      Veritas Software*                   39,200          956
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.0%
      Broadcom, Cl A*                     68,300        2,425
      Intel                               95,000        2,476
      Xilinx                              26,500          676
                                                  ------------
                                                        5,577
      ENTERPRISE SOFTWARE/SERVICES -- 1.0%
      Oracle*                            103,100        1,361
                                                  ------------
      INTERNET SECURITY -- 2.5%
      Symantec*                          162,900        3,541
                                                  ------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      NETWORKING PRODUCTS -- 2.6%
      Cisco Systems*                     146,400  $     2,798
      Juniper Networks*                   33,700          848
                                                  ------------
                                                        3,646
      SEMICONDUCTOR EQUIPMENT -- 0.5%
      Applied Materials*                  43,800          709
                                                  ------------
      WEB PORTALS/ISP -- 7.0%
      Google, Cl A*                       16,600        4,883
      Yahoo!*                            143,300        4,965
                                                  ------------
                                                        9,848
      WIRELESS EQUIPMENT -- 2.1%
      Qualcomm                            87,600        2,892
                                                  ------------
    Total Technology (Cost $ 30,566)                   45,239
                                                  ------------
    TRANSPORTATION -- 1.0%
      TRANSPORT-SERVICES -- 1.0%
      United Parcel Service, Cl B         19,900        1,376
                                                  ------------
    Total Transportation (Cost $ 1,550)                 1,376
                                                  ------------
Total Common Stock (Cost $99,290)                     139,087
                                                  ------------

REPURCHASE AGREEMENT -- 0.7%
  Morgan Stanley
    3.35%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price of $943,886
    (collateralized by a U.S.
    Government obligation, par
    value $930,000, 4.625%,
    10/15/13, total market value
    $967,680)(A)                            $944          944
                                                  ------------
Total Repurchase Agreement (Cost $944)                    944
                                                  ------------

Total Investments -- 99.8% (Cost $100,234)+           140,031
                                                  ------------

Total Other Assets and Liabilities -- 0.2%                327
                                                  ------------

Net Assets -- 100.0%                              $   140,358
                                                  ============

Cost figures are shown with "000's" omitted.

*   -- Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl  -- Class

+ At June 30, 2005, the tax basis cost of the Fund's investments was $100,301,419, and the unrealized appreciation and depreciation were $41,144,531 and $(1,415,411), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Select Growth Fund
June 30, 2005 (unaudited)



                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.2%
    CONSUMER CYCLICAL -- 14.1%
      APPAREL MANUFACTURERS -- 4.8%
      Coach*                             225,100  $     7,557
                                                  ------------
      ENTERTAINMENT SOFTWARE -- 3.2%
      Electronic Arts*                    88,700        5,021
                                                  ------------
      HOTELS & MOTELS -- 2.1%
      Starwood Hotels & Resorts
         Worldwide                        55,900        3,274
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 4.0%
      Staples                            297,650        6,346
                                                  ------------
    Total Consumer Cyclical (Cost $ 17,432)            22,198
                                                  ------------
    FINANCIAL -- 2.0%
      FINANCE-INVESTMENT BANKER/BROKER -- 2.0%
      Goldman Sachs Group                 30,900        3,153
                                                  ------------
    Total Financial (Cost $ 3,198)                      3,153
                                                  ------------
    HEALTH CARE -- 28.7%
      HOSPITAL BEDS/EQUIPMENT -- 2.9%
      Kinetic Concepts*                   75,600        4,536
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.4%
      ev3*                                50,000          695
                                                  ------------
      MEDICAL LABS & TESTING SERVICES -- 1.9%
      Covance*                            67,000        3,006
                                                  ------------
      MEDICAL PRODUCTS -- 5.1%
      Zimmer Holdings*                   104,500        7,960
                                                  ------------
      MEDICAL-DRUGS -- 3.5%
      Abbott Laboratories                111,900        5,484
                                                  ------------
      MEDICAL-GENERIC DRUGS -- 5.3%
      Teva Pharmaceutical
            Industries ADR               268,700        8,367
                                                  ------------
      MEDICAL-HMO -- 6.9%
      UnitedHealth Group                 143,100        7,461
      WellPoint*                          49,300        3,434
                                                  ------------
                                                       10,895
      PHARMACY SERVICES -- 2.7%
      Caremark Rx*                        94,000        4,185
                                                  ------------
    Total Health Care (Cost $ 42,886)                  45,128
                                                  ------------
    SERVICES -- 12.4%
      COMPUTER SERVICES -- 6.1%
      Cognizant Technology
         Solutions, Cl A*                203,300        9,582
                                                  ------------
      E-COMMERCE/SERVICES -- 4.4%
      eBay*                              209,000        6,899
                                                  ------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      SCHOOLS -- 1.9%
      Apollo Group, Cl A*                 39,050  $     3,054
                                                  ------------
    Total Services (Cost $ 16,539)                     19,535
                                                  ------------
    TECHNOLOGY -- 42.0%
      APPLICATIONS SOFTWARE -- 4.8%
      Microsoft                          302,900        7,524
                                                  ------------
      COMPUTER AIDED DESIGN -- 4.8%
      Autodesk                           216,500        7,441
                                                  ------------
      COMPUTERS -- 2.8%
      Apple Computer*                    119,600        4,402
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 6.9%
      Broadcom, Cl A*                    140,200        4,978
      Intel                              168,800        4,399
      Xilinx                              55,200        1,408
                                                  ------------
                                                       10,785
      INTERNET SECURITY -- 3.4%
      Symantec*                          243,200        5,287
                                                  ------------
      NETWORKING PRODUCTS -- 3.9%
      Cisco Systems*                     124,300        2,375
      Juniper Networks*                  151,100        3,805
                                                  ------------
                                                        6,180
      WEB PORTALS/ISP -- 11.0%
      Google, Cl A*                       27,000        7,942
      Yahoo!*                            270,700        9,380
                                                  ------------
                                                       17,322
      WIRELESS EQUIPMENT -- 4.4%
      Qualcomm                           210,200        6,939
                                                  ------------
    Total Technology (Cost $ 53,363)                   65,880
                                                  ------------
Total Common Stock (Cost $133,421)                    155,894
                                                  ------------

REPURCHASE AGREEMENT -- 1.0%
  Morgan Stanley
    3.25%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $1,533,304
    (collateralized by various
    U.S. Government obligations,
    par values ranging from
    $180,000 to $1,025,000, 6.06%
    to 7.32%, 05/28/13 to
    09/23/21, total market value
    $1,565,421)(A)                        $1,533        1,533
                                                  ------------
Total Repurchase Agreement (Cost $1,533)                1,533
                                                  ------------

Total Investments -- 100.2% (Cost $134,954)+          157,427
                                                  ------------

Total Other Assets and Liabilities -- (0.2)%             (348)
                                                  ------------

Net Assets -- 100.0%                              $   157,079
                                                  ============

--------------------------------------------------------------------------------

Cost figures are shown with "000's" omitted.

*   -- Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl  -- Class

+ At June 30, 2005, the tax basis cost of the Fund's investments was $135,025,200, and the unrealized appreciation and depreciation were $27,356,112 and $(4,954,392), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Strategic Small Company Fund
June 30, 2005 (unaudited)


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%
    BASIC MATERIALS -- 2.0%
      ADVANCED MATERIALS/PRODUCTS -- 0.1%
      Ceradyne*                            3,275  $        79
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.8%
      Olin                                24,240          442
                                                  ------------
      CHEMICALS-PLASTICS -- 0.3%
      Spartech                             8,370          149
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.2%
      Hercules*                            6,310           89
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.6%
      Neenah Paper                         9,620          298
                                                  ------------
    Total Basic Materials (Cost $ 985)                  1,057
                                                  ------------
    CONSUMER CYCLICAL -- 22.4%
      APPAREL MANUFACTURERS -- 1.0%
      Carter's*                            3,060          179
      Quiksilver*                         22,500          359
                                                  ------------
                                                          538
      ATHLETIC EQUIPMENT -- 0.7%
      Nautilus                            13,350          380
                                                  ------------
      BROADCAST SERVICES/PROGRAMMING -- 0.4%
      Nexstar Broadcasting
            Group, Cl A*                  35,950          223
                                                  ------------
      CABLE TV -- 1.8%
      Insight Communications, Cl
       A*                                 22,700          251
      Mediacom Communications, Cl
       A*                                100,300          689
                                                  ------------
                                                          940
      CASINO SERVICES -- 0.8%
      Shuffle Master*                     16,050          450
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 1.1%
      Scansource*                          4,100          176
      SCP Pool                            11,250          395
                                                  ------------
                                                          571
      E-COMMERCE/PRODUCTS -- 0.7%
      Nutri/System*                       10,100          149
      Stamps.com*                         10,700          201
                                                  ------------
                                                          350
      HOME FURNISHINGS -- 0.5%
      Tempur-Pedic International*         12,700          282
                                                  ------------
      HOTELS & MOTELS -- 0.5%
      Jameson Inns*                      125,800          291
                                                  ------------
      MULTIMEDIA -- 0.5%
      Entravision
            Communications, Cl A*         37,790          294
                                                  ------------
      PUBLISHING-BOOKS -- 0.9%
      Scholastic*                         11,920          460
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      PUBLISHING-NEWSPAPERS -- 0.6%
      Journal Register*                   16,910  $       296
                                                  ------------
      PUBLISHING-PERIODICALS -- 0.7%
      Reader's Digest Association         21,290          351
                                                  ------------
      RADIO -- 2.1%
      Cumulus Media, Cl A*                17,010          200
      Emmis Communications, Cl A*         10,960          194
      Radio One, Cl A*                    22,200          283
      Radio One, Cl D*                     8,810          112
      Spanish Broadcasting
            System, Cl A*                 31,820          318
                                                  ------------
                                                        1,107
      RETAIL-APPAREL/SHOE -- 3.1%
      Bebe Stores                         20,250          536
      Jos. A Bank Clothiers*               6,125          265
      Urban Outfitters*                   14,800          839
                                                  ------------
                                                        1,640
      RETAIL-CATALOG SHOPPING -- 0.3%
      MSC Industrial Direct, Cl A          5,000          169
                                                  ------------
      RETAIL-GARDENING PRODUCTS -- 0.6%
      Tractor Supply*                      6,500          319
                                                  ------------
      RETAIL-MUSIC STORE -- 0.9%
      Guitar Center*                       8,500          496
                                                  ------------
      RETAIL-RESTAURANTS -- 2.5%
      Lone Star Steakhouse &
      Saloon                               2,650           81
      PF Chang's China Bistro*             7,975          470
      Red Robin Gourmet Burgers*          12,700          787
                                                  ------------
                                                        1,338
      RETAIL-SPORTING GOODS -- 1.0%
      Dick's Sporting Goods*              10,000          386
      Zumiez*                              4,400          128
                                                  ------------
                                                          514
      RETAIL-VIDEO RENTAL -- 0.6%
      Blockbuster, Cl A                   32,570          297
                                                  ------------
      TELEVISION -- 1.1%
      Sinclair Broadcast Group,
       Cl A                               62,640          569
                                                  ------------
    Total Consumer Cyclical (Cost $ 8,941)             11,875
                                                  ------------
    CONSUMER NON-CYCLICAL -- 1.9%
      AGRICULTURAL OPERATIONS -- 0.7%
      Delta & Pine Land                    8,350          209
      Tejon Ranch*                         2,750          142
                                                  ------------
                                                          351
      BEVERAGES-NON-ALCOHOLIC -- 1.2%
      Hansen Natural*                      7,500          635
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 521)              986
                                                  ------------

--------------------------------------------------------------------------------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
    ENERGY -- 2.4%
      OIL & GAS DRILLING -- 0.3%
      Atwood Oceanics*                     2,340  $       144
                                                  ------------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
      Meridian Resource*                  25,090          120
      Southwestern Energy*                 8,900          418
      Stone Energy*                        2,240          109
                                                  ------------
                                                          647
      OIL-FIELD SERVICES -- 0.9%
      Cal Dive International*              2,550          134
      Core Laboratories*                   5,030          135
      W-H Energy Services*                 8,150          203
                                                  ------------
                                                          472
                                                  ------------
    Total Energy (Cost $ 838)                           1,263
                                                  ------------
    FINANCIAL -- 12.2%
      COMMERCIAL BANKS-CENTRAL US -- 1.0%
      PrivateBancorp                      15,000          531
                                                  ------------
      COMMERCIAL BANKS-EASTERN US -- 0.3%
      Signature Bank*                      5,440          133
                                                  ------------
      FINANCE-CONSUMER LOANS -- 1.4%
      Collegiate Funding
            Services LLC*                 34,530          504
      Portfolio Recovery
       Associates*                         6,310          265
                                                  ------------
                                                          769
      FINANCE-CREDIT CARD -- 0.2%
      Metris*                              5,750           83
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
      GFI Group*                           1,830           65
                                                  ------------
      FINANCE-OTHER SERVICES -- 1.3%
      Asset Acceptance Capital*           13,550          351
      MarketAxess Holdings*               28,700          324
                                                  ------------
                                                          675
      INSURANCE BROKERS -- 0.6%
      USI Holdings*                       23,120          298
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.9%
      Affiliated Managers Group*           3,570          244
      Calamos Asset
            Management, Cl A               8,500          232
                                                  ------------
                                                          476
      LIFE/HEALTH INSURANCE -- 0.7%
      KMG America*                        36,160          359
                                                  ------------
      MULTI-LINE INSURANCE -- 0.2%
      Allmerica Financial*                 2,940          109
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 0.4%
      EMC Insurance Group                 12,120          219
                                                  ------------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.6%
      CB Richard Ellis Group, Cl
      A*                                   1,680  $        74
      Housevalues*                         4,700           85
      Trammell Crow*                       7,130          173
                                                  ------------
                                                          332
      REINSURANCE -- 0.5%
      PXRE Group                           9,780          247
                                                  ------------
      REITS-HOTELS -- 2.0%
      Ashford Hospitality Trust           20,670          223
      DiamondRock Hospitality             17,820          201
      MeriStar Hospitality*               73,000          628
                                                  ------------
                                                        1,052
      REITS-MORTGAGE -- 0.7%
      HomeBanc                            43,490          395
                                                  ------------
      S&L/THRIFTS - CENTRAL US -- 0.5%
      Franklin Bank*                      14,560          273
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.4%
      NewAlliance Bancshares              16,400          230
                                                  ------------
      S&L/THRIFTS-SOUTHERN US -- 0.4%
      BankAtlantic Bancorp, Cl A          11,000          209
                                                  ------------
    Total Financial (Cost $ 5,117)                      6,455
                                                  ------------
    HEALTH CARE -- 20.4%
      DIAGNOSTIC EQUIPMENT -- 1.2%
      Gen-Probe*                           5,850          212
      Immucor*                            14,600          423
                                                  ------------
                                                          635
      DISPOSABLE MEDICAL PRODUCTS -- 0.2%
      ICU Medical*                         3,670          118
                                                  ------------
      MEDICAL IMAGING SYSTEMS -- 0.3%
      Merge Technologies*                  7,500          141
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 0.9%
      Computer Programs & Systems          6,650          248
      Quality Systems                      4,700          222
                                                  ------------
                                                          470
      MEDICAL INSTRUMENTS -- 4.6%
      Angiodynamics                        9,700          211
      Arthrocare*                          8,500          297
      DJ Orthopedics*                      8,000          219
      Foxhollow Technologies*              4,700          180
      Intuitive Surgical*                  8,100          378
      Kyphon*                              6,750          235
      Symmetry Medical*                   12,530          295
      Ventana Medical Systems*            15,000          603
                                                  ------------
                                                        2,418
      MEDICAL LASER SYSTEMS -- 1.9%
      LCA-Vision                          17,500          848
      Palomar Medical
       Technologies*                       6,400          153
                                                  ------------
                                                        1,001

--------------------------------------------------------------------------------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      MEDICAL PRODUCTS -- 0.4%
      American Medical
            Systems Holdings*             11,200  $       231
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
      Applera - Celera Genomics
         Group*                           22,410          246
      Enzon Pharmaceuticals*              17,720          115
                                                  ------------
                                                          361
      MEDICAL-DRUGS -- 1.5%
      Angiotech Pharmaceuticals*          17,720          246
      Kos Pharmaceuticals*                 5,300          347
      Priority Healthcare, Cl B*           7,840          199
                                                  ------------
                                                          792
      MEDICAL-GENERIC DRUGS -- 1.0%
      Eon Labs*                            8,800          270
      Perrigo                             20,050          279
                                                  ------------
                                                          549
      MEDICAL-NURSING HOMES -- 0.4%
      Genesis HealthCare*                  4,790          222
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.3%
      Radiation Therapy Services*          5,700          151
                                                  ------------
      OPTICAL SUPPLIES -- 0.1%
      Shamir Optical Industry*             3,900           63
                                                  ------------
      PATIENT MONITORING EQUIPMENT -- 0.3%
      Aspect Medical Systems*              5,600          167
                                                  ------------
      PHARMACY SERVICES -- 0.5%
      Accredo Health*                      6,500          295
                                                  ------------
      PHYSICAL PRACTICE MANAGEMENT -- 2.6%
      American Healthways*                18,300          773
      Matria Healthcare*                  18,450          595
                                                  ------------
                                                        1,368
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.8%
      Psychiatric Solutions*               8,900          433
                                                  ------------
      THERAPEUTICS -- 1.2%
      CV Therapeutics*                     5,700          128
      QLT*                                 9,980          104
      United Therapeutics*                 7,975          384
                                                  ------------
                                                          616
      VITAMINS & NUTRITION PRODUCTS -- 0.7%
      USANA Health Sciences*               8,600          364
                                                  ------------
      X-RAY EQUIPMENT -- 0.8%
      Hologic*                            10,950          435
                                                  ------------
    Total Health Care (Cost $ 7,315)                   10,830
                                                  ------------
    INDUSTRIAL -- 6.9%
      AEROSPACE/DEFENSE -- 1.0%
      Armor Holdings*                      7,590          300
      Teledyne Technologies*               7,330          239
                                                  ------------
                                                          539

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
      BE Aerospace*                        7,640  $       119
                                                  ------------
      BATTERIES/BATTERY SYSTEMS -- 0.7%
      Wilson Greatbatch
      Technologies*                       15,990          382
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.4%
      Dycom Industries*                    3,160           63
      Insituform Technologies, Cl
       A*                                 10,180          163
                                                  ------------
                                                          226
      BUILDING-HEAVY CONSTRUCTION -- 0.2%
      Washington Group
      International*                       2,650          136
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
      Brink's                              5,090          183
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS -- 1.1%
      Axsys Technologies*                  1,800           32
      FARO Technologies*                   6,325          172
      Trimble Navigation*                  9,500          370
                                                  ------------
                                                          574
      ELECTRONICS-MILITARY -- 0.2%
      EDO                                  3,440          103
                                                  ------------
      ENGINEERING/R&D SERVICES -- 0.5%
      Shaw Group*                         12,900          278
                                                  ------------
      HAZARDOUS WASTE DISPOSAL -- 0.2%
      American Ecology                     5,600          100
                                                  ------------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.4%
      Cogent*                              6,700          191
                                                  ------------
      LASERS-SYSTEMS/COMPONENTS -- 0.2%
      Cymer*                               3,300           87
                                                  ------------
      MACHINERY-GENERAL INDUSTRY -- 0.5%
      Wabtec                              11,410          245
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.6%
      WCA Waste*                          35,040          307
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.4%
      General Cable*                      14,260          212
                                                  ------------
    Total Industrial (Cost $ 2,926)                     3,682
                                                  ------------
    SERVICES -- 7.9%
      COMMERCIAL SERVICES -- 0.3%
      Steiner Leisure*                     4,000          148
                                                  ------------
      COMMERCIAL SERVICES-FINANCE -- 0.4%
      Wright Express*                     13,140          243
                                                  ------------
      COMPUTER SERVICES -- 2.5%
      Cognizant Technology
      Solutions, Cl A*                    17,500          825
      Manhattan Associates*                8,150          157
      SRA International, Cl A*            10,000          347
                                                  ------------
                                                        1,329

--------------------------------------------------------------------------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      CONSULTING SERVICES -- 1.2%
      CRA International*                   7,500  $       404
      Huron Consulting Group               9,300          219
                                                  ------------
                                                          623
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.4%
      Chemed                               5,300          217
                                                  ------------
      HUMAN RESOURCES -- 0.5%
      Medical Staffing Network
      Holdings*                           28,420          141
      Resources Connection*                5,300          123
                                                  ------------
                                                          264
      RESEARCH & DEVELOPMENT -- 1.4%
      PRA International*                  11,100          297
      SFBC International*                 11,500          444
                                                  ------------
                                                          741
      SCHOOLS-DAY CARE -- 0.7%
      Bright Horizons Family
       Solutions*                          9,000          366
                                                  ------------
      TELEPHONE-INTEGRATED -- 0.5%
      Valor Communications Group          20,060          277
                                                  ------------
    Total Services (Cost $ 2,895)                       4,208
                                                  ------------
    TECHNOLOGY -- 19.3%
      APPLICATIONS SOFTWARE -- 1.8%
      Progress Software*                  12,000          362
      Quest Software*                      6,870           93
      SS&C Technologies                   15,650          496
                                                  ------------
                                                          951
      B2B/E-COMMERCE -- 0.2%
      webMethods*                         18,030          101
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 0.4%
      Jamdat Mobile*                       7,700          213
                                                  ------------
      COMMUNICATIONS SOFTWARE -- 1.7%
      Avid Technology*                     7,475          398
      Witness Systems*                    26,550          484
                                                  ------------
                                                          882
      COMPUTER AIDED DESIGN -- 1.0%
      Ansys*                              10,500          373
      Parametric Technology*              22,610          144
                                                  ------------
                                                          517
      COMPUTER GRAPHICS -- 0.6%
      Trident Microsystems*               13,700          311
                                                  ------------
      COMPUTER SOFTWARE -- 0.2%
      Blackbaud                            9,400          127
                                                  ------------
      COMPUTERS-INTEGRATED SYSTEMS -- 1.3%
      Micros Systems*                     12,700          568
      Stratasys*                           3,350          110
                                                  ------------
                                                          678

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      COMPUTERS-MEMORY DEVICES -- 0.4%
      Maxtor*                             18,230  $        95
      Western Digital*                     7,840          105
                                                  ------------
                                                          200
      DATA PROCESSING/MANAGEMENT -- 0.4%
      MoneyGram International*            11,780          225
                                                  ------------
      DECISION SUPPORT SOFTWARE -- 0.3%
      NetIQ*                              13,240          150
                                                  ------------
      E-MARKETING/INFORMATION -- 0.3%
      Digital River*                       5,300          168
                                                  ------------
      E-SERVICES/CONSULTING -- 1.2%
      GSI Commerce*                       12,500          209
      Websense*                            7,300          351
      WebSideStory*                        6,700           98
                                                  ------------
                                                          658
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.2%
      CTS                                  9,980          123
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
      Integrated Silicon
      Solutions*                          19,350          143
      MIPS Technologies*                  13,300           96
      Omnivision Technologies*             7,640          104
      Zoran*                               8,510          113
                                                  ------------
                                                          456
      ENTERPRISE SOFTWARE/SERVICES -- 0.7%
      Informatica*                        28,360          238
      Manugistics Group*                  24,430           43
      SSA Global Technologies*             6,400           77
                                                  ------------
                                                          358
      INTERNET APPLICATION SOFTWARE -- 0.2%
      Verity*                             14,160          124
                                                  ------------
      INTERNET CONTENT-INFORMATION/NETWORKS -- 0.5%
      Jupitermedia*                       15,450          265
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.8%
      F5 Networks*                         9,000          425
                                                  ------------
      INTERNET SECURITY -- 0.7%
      Aladdin Knowledge Systems*           6,500          134
      Blue Coat Systems*                   7,800          233
                                                  ------------
                                                          367
      NETWORKING PRODUCTS -- 0.2%
      Foundry Networks*                   14,050          121
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.1%
      Marvell Technology Group*           11,500          438
      Standard Microsystems*               6,930          162
                                                  ------------
                                                          600
      SEMICONDUCTOR EQUIPMENT -- 1.3%
      ADE*                                 8,000          225
      Formfactor*                          8,300          219
      Tessera Technologies*                6,650          222
                                                  ------------
                                                          666

--------------------------------------------------------------------------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      SOFTWARE TOOLS -- 0.3%
      Borland Software*                   21,290  $       146
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT -- 1.5%
      Adtran                              12,600          313
      Comtech Telecommunications*          6,837          223
      Orckit Communications*               9,300          246
                                                  ------------
                                                          782
      TELECOMMUNICATION SERVICES -- 0.4%
      Iowa Telecommunications
      Services                            11,410          214
                                                  ------------
      WEB HOSTING/DESIGN -- 0.7%
      Macromedia*                         10,250          392
                                                  ------------
    Total Technology (Cost $ 8,246)                    10,220
                                                  ------------
    TRANSPORTATION -- 0.7%
      AIRLINES -- 0.1%
      Skywest                              2,740           50
                                                  ------------
      TRANSPORT-MARINE -- 0.2%
      CP Ships                             7,130          112
                                                  ------------
      TRANSPORT-SERVICES -- 0.4%
      UTI Worldwide                        3,325          231
                                                  ------------
    Total Transportation (Cost $ 307)                     393
                                                  ------------
    UTILITIES -- 0.2%
      ELECTRIC-INTEGRATED -- 0.2%
      MGE Energy                           3,520          128
                                                  ------------
    Total Utilities (Cost $ 91)                           128
                                                  ------------
Total Common Stock (Cost $38,182)                      51,097
                                                  ------------

INVESTMENT COMPANY -- 0.6%
      INDEX FUND-SMALL CAP -- 0.6%
      iShares Russell 2000
            Index Fund                     4,700          299
                                                  ------------
Total Investment Company (Cost $291)                      299
                                                  ------------

REPURCHASE AGREEMENT -- 4.0%
  Morgan Stanley
    2.80%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $2,111,518
    (collateralized by various
    U.S. Government obligations,
    par values ranging from
    $1,796,990 to $3,930,952,
    6.125%, 11/15/27, total
    market value $2,153,591)(A)           $2,111        2,111
                                                  ------------
Total Repurchase Agreement (Cost $2,111)                2,111
                                                  ------------

Total Investments -- 100.9% (Cost $40,584)+            53,507
                                                  ------------

Total Other Assets and Liabilities -- (0.9)%             (461)
                                                  ------------

Net Assets -- 100.0%                              $    53,046
                                                  ============


Cost figures are shown with "000's" omitted.

*     -- Non-income producing security
(A)   -- Tri-party repurchase agreement
Cl    -- Class
LLC   -- Limited Liability Company
REITs -- Real Estate Investment Trusts

+ At June 30, 2005, the tax basis cost of the Fund's investments was $40,583,973, and the unrealized appreciation and depreciation were $14,154,372 and $(1,230,990), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Analytic Disciplined Equity Fund
June 30, 2005 (unaudited)


                                                     MARKET
           DESCRIPTION                 SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
    BASIC MATERIALS -- 3.3%
      CHEMICALS-DIVERSIFIED -- 2.7%
      Dow Chemical                        32,447  $     1,445
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.6%
      Eastman Chemical                     5,428          299
                                                  ------------
    Total Basic Materials (Cost $ 1,594)                1,744
                                                  ------------
    CONSUMER CYCLICAL -- 11.3%
      APPAREL MANUFACTURERS -- 0.3%
      VF                                   2,707          155
                                                  ------------
      BUILDING-RESIDENTIAL/COMMERCIAL -- 2.4%
      Centex                               1,331           94
      KB Home                             15,235        1,161
                                                  ------------
                                                        1,255
      MULTIMEDIA -- 2.9%
      Walt Disney                         60,551        1,525
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 2.0%
      Home Depot                          27,325        1,063
                                                  ------------
      RETAIL-DISCOUNT -- 1.1%
      Wal-Mart Stores                     11,503          554
                                                  ------------
      RETAIL-MAJOR DEPARTMENT STORE-- 1.6%
      JC Penney Holding                   16,467          866
                                                  ------------
      RETAIL-RESTAURANTS -- 1.0%
      Darden Restaurants                  15,890          524
                                                  ------------
    Total Consumer Cyclical (Cost $ 5,146)              5,942
                                                  ------------
    CONSUMER NON-CYCLICAL -- 6.5%
      AGRICULTURAL OPERATIONS -- 1.7%
      Archer-Daniels-Midland              41,886          896
                                                  ------------
      BEVERAGES-NON-ALCOHOLIC -- 0.4%
      Coca-Cola                            5,467          228
                                                  ------------
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.7%
      Fortune Brands                       4,136          367
                                                  ------------
      COSMETICS & TOILETRIES -- 1.6%
      Gillette                             4,492          227
      Procter & Gamble                    11,349          599
                                                  ------------
                                                          826
      TOBACCO -- 2.1%
      Altria Group                        17,080        1,104
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 3,399)          3,421
                                                  ------------
    ENERGY -- 10.0%
      OIL COMP - EXPLORATION & PRODUCTION -- 0.2%
      Unocal                               1,132           74
                                                  ------------

                                                     MARKET
           DESCRIPTION                 SHARES      VALUE (000)
--------------------------------------------------------------------------------
      OIL COMPANIES-INTEGRATED -- 9.8%
      Chevron                             28,221  $     1,578
      ConocoPhillips                      26,440        1,520
      Exxon Mobil                         12,527          720
      Occidental Petroleum                17,782        1,368
                                                  ------------
                                                        5,186
                                                  ------------
    Total Energy (Cost $ 3,665)                         5,260
                                                  ------------
    FINANCIAL -- 23.5%
      FINANCE - CREDIT CARD -- 0.7%
      Capital One Financial                1,325          106
      Providian Financial*                13,436          237
                                                  ------------
                                                          343
      FINANCE-INVESTMENT BANKER/BROKER -- 4.7%
      Bear Stearns                        10,841        1,127
      Citigroup                           29,193        1,349
                                                  ------------
                                                        2,476
      FINANCE-MORTGAGE LOAN/BANKER -- 2.5%
      Countrywide Financial               32,228        1,245
      Fannie Mae                           1,715          100
                                                  ------------
                                                        1,345
      LIFE/HEALTH INSURANCE -- 2.9%
      Cigna                               14,251        1,525
                                                  ------------
      MULTI-LINE INSURANCE -- 0.3%
      Metlife                              3,616          163
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 1.6%
      ACE                                 18,401          825
                                                  ------------
      REITS - REGIONAL MALLS -- 0.4%
      Simon Property Group                 3,219          233
                                                  ------------
      S&L/THRIFTS-WESTERN US -- 2.0%
      Washington Mutual                   26,413        1,075
                                                  ------------
      SUPER-REGIONAL BANKS-US -- 8.4%
      Bank of America                     49,528        2,259
      National City                        1,564           53
      US Bancorp                          11,079          324
      Wachovia                            12,094          600
      Wells Fargo                         19,017        1,171
                                                  ------------
                                                        4,407
                                                  ------------
    Total Financial (Cost $ 11,369)                    12,392
                                                  ------------
    HEALTH CARE -- 13.2%
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      C.R. Bard                            1,048           70
                                                  ------------
      DRUG DELIVERY SYSTEMS -- 0.1%
      Hospira*                             1,366           53
                                                  ------------
      HEALTH CARE COST CONTAINMENT -- 1.2%
      McKesson                            14,819          664
                                                  ------------

--------------------------------------------------------------------------------

                                                      MARKET
           DESCRIPTION                 SHARES      VALUE (000)
--------------------------------------------------------------------------------
      MEDICAL - HOSPITALS -- 0.5%
      HCA                                  4,739  $       268
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.2%
      Guidant                              1,388           93
                                                  ------------
      MEDICAL PRODUCTS -- 4.7%
      Becton Dickinson                       970           51
      Johnson & Johnson                   37,154        2,415
                                                  ------------
                                                        2,466
      MEDICAL-DRUGS -- 0.6%
      Pfizer                              11,500          317
                                                  ------------
      MEDICAL-HMO -- 2.2%
      Aetna                               13,760        1,140
                                                  ------------
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 3.6%
      AmerisourceBergen                    4,734          328
      Cardinal Health                     27,672        1,593
                                                  ------------
                                                        1,921
                                                  ------------
    Total Health Care (Cost $ 6,300)                    6,992
                                                  ------------
    INDUSTRIAL -- 7.8%
      AEROSPACE/DEFENSE -- 3.4%
      Lockheed Martin                     23,290        1,511
      Raytheon                             7,468          292
                                                  ------------
                                                        1,803
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
      General Electric                     8,862          307
                                                  ------------
      ELECTRONICS - MILITARY -- 1.2%
      L-3 Communications Holdings          8,346          639
                                                  ------------
      ENGINES-INTERNAL COMBUSTION -- 1.6%
      Cummins                             11,372          848
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING-- 0.4%
      Caterpillar                          2,419          231
                                                  ------------
      TOOLS-HAND HELD -- 0.6%
      Black & Decker                       3,334          300
                                                  ------------
    Total Industrial (Cost $ 3,884)                     4,128
                                                  ------------
    SERVICES -- 1.6%
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 1.5%
      Cendant                             35,234          788
                                                  ------------
      TELEPHONE-INTEGRATED -- 0.1%
      AT&T                                 3,436           66
                                                  ------------
    Total Services (Cost $ 796)                           854
                                                  ------------
    TECHNOLOGY -- 14.0%
      APPLICATIONS SOFTWARE -- 2.8%
      Microsoft                           60,397        1,500
                                                  ------------


                                        SHARES/         MARKET
           DESCRIPTION               FACE AMOUNT(000) VALUE (000)
--------------------------------------------------------------------------------
      CELLULAR TELECOMMUNICATIONS -- 2.3%
      Nextel Communications, Cl A*        37,779  $     1,221
                                                  ------------
      COMPUTER AIDED DESIGN -- 0.4%
      Autodesk                             5,423          186
                                                  ------------
      COMPUTERS -- 4.5%
      Dell*                               34,225        1,352
      Hewlett-Packard                     20,312          478
      International Business
       Machines                            7,174          532
                                                  ------------
                                                        2,362
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.4%
      Intel                               28,525          743
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 2.5%
      Oracle*                             99,429        1,313
                                                  ------------
      NETWORKING PRODUCTS -- 0.1%
      Cisco Systems*                       3,025           58
                                                  ------------
    Total Technology (Cost $ 6,488)                     7,383
                                                  ------------
    TRANSPORTATION -- 2.4%
      TRANSPORT - SERVICES -- 0.8%
      FedEx                                5,093          413
                                                  ------------
      TRANSPORT-RAIL -- 1.6%
      Burlington Northern Santa Fe         1,205           57
      CSX                                  2,193           93
      Norfolk Southern                    22,842          707
                                                  ------------
                                                          857
                                                  ------------
    Total Transportation (Cost $ 1,250)                 1,270
                                                  ------------
    UTILITIES -- 3.7%
      ELECTRIC - GENERATION -- 0.9%
      AES*                                27,968          458
                                                  ------------
      ELECTRIC-INTEGRATED -- 2.8%
      CMS Energy*                         10,075          152
      TXU                                 16,012        1,330
                                                  ------------
                                                        1,482
                                                  ------------
    Total Utilities (Cost $ 1,083)                      1,940
                                                  ------------
Total Common Stock (Cost $44,974)                      51,326
                                                  ------------

RIGHTS -- 0.0%
    Seagate Escrow Security*++                 6           --
                                                  ------------
Total Rights (Cost $0)                                     --
                                                  ------------

WARRANTS -- 0.0%
    Lucent Technologies*,
          Expires 12/10/07                     9            7
                                                  ------------
Total Warrants (Cost $0)                                    7
                                                  ------------


TREASURY BILL -- 0.5%
    U.S. Treasury Bill(B)(C)
          2.912%, 08/25/05                $  250          249
                                                  ------------
Total Treasury Bill (Cost $249)                           249
                                                  ------------

--------------------------------------------------------------------------------

                                    FACE AMOUNT       MARKET
           DESCRIPTION                 (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
  Deutsche Bank
    3.33%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $1,272,435
    (collateralized by a U.S.
    Government obligation, par
    value $1,302,000, 3.750%,
    06/13/08, total market value
    $1,297,796)(A)                        $1,272       $1,272
                                                  ------------
Total Repurchase Agreement (Cost $1,272)                1,272
                                                  ------------

Total Investments -- 100.2% (Cost $46,495)+            52,854
                                                  ------------

Total Other Assets and Liabilities-- (0.2)%               (92)
                                                  ------------

Net Assets -- 100.0%                              $    52,762
                                                  ============

Cost figures are shown with "000's" omitted.

*       --  Non-income producing security
++      --  This security was issued for possible
            settlement of pending litigation and does
            not have an expiration date
(A)     --  Tri-party repurchase agreement
(B)     --  Security has been pledged as collateral for
            open futures contracts. See Exhibit A for
            more information.
(C)     --  The rate reflected on the Schedule of
            Investments represents the security's
            effective yield at time of purchase
Cl      --  Class
REITs   --  Real Estate Investment Trusts

Amounts designated as "--" are either $0 or have been rounded to $0.

+ At June 30, 2005, the tax basis cost of the Fund's investments was $46,564,604, and the unrealized appreciation and depreciation were $6,834,475 and $(567,140), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Focused Fund
June 30, 2005 (unaudited)


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.7%
    BASIC MATERIALS -- 3.1%
      CHEMICALS-DIVERSIFIED -- 3.1%
      E.I. du Pont de Nemours             14,800  $       637
                                                  ------------
    Total Basic Materials (Cost $ 775)                    637
                                                  ------------
    CONSUMER CYCLICAL -- 9.6%
      CABLE TV -- 4.3%
      Comcast, Cl A*                      29,500          883
                                                  ------------
      RETAIL-DRUG STORE -- 5.3%
      CVS                                 38,000        1,105
                                                  ------------
    Total Consumer Cyclical (Cost $ 1,662)              1,988
                                                  ------------
    CONSUMER NON-CYCLICAL -- 4.4%
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 4.4%
      Sara Lee                            45,300          897
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 931)              897
                                                  ------------
    ENERGY -- 6.7%
      OIL & GAS DRILLING -- 2.1%
      Nabors Industries*                   7,000          424
                                                  ------------
      PIPELINES -- 4.6%
      El Paso                             82,700          953
                                                  ------------
    Total Energy (Cost $ 1,019)                         1,377
                                                  ------------
    FINANCIAL -- 16.9%
      FIDUCIARY BANKS -- 3.0%
      State Street                        12,700          613
                                                  ------------
      FINANCE-MORTGAGE LOAN/BANKER -- 6.9%
      Fannie Mae                          24,500        1,431
                                                  ------------
      LIFE/HEALTH INSURANCE -- 3.4%
      Aflac                               16,000          692
                                                  ------------
      MULTI-LINE INSURANCE -- 3.6%
      Hartford Financial Services
         Group                            10,000          748
                                                  ------------
    Total Financial (Cost $ 3,225)                      3,484
                                                  ------------
    HEALTH CARE -- 7.7%
      MEDICAL INSTRUMENTS -- 3.7%
      Medtronic                           14,600          756
                                                  ------------
      MEDICAL PRODUCTS -- 4.0%
      Baxter International                22,600          839
                                                  ------------
    Total Health Care (Cost $ 1,491)                    1,595
                                                  ------------

                                     SHARE/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    INDUSTRIAL -- 11.9%
      DIVERSIFIED MANUFACTURING OPERATIONS -- 7.8%
      Dover                               12,500  $       455
      General Electric                    19,700          683
      Honeywell International             12,600          461
                                                  ------------
                                                        1,599
      NON-HAZARDOUS WASTE DISPOSAL -- 4.1%
      Waste Management                    29,800          845
                                                  ------------
    Total Industrial (Cost $ 2,503)                     2,444
                                                  ------------
    TECHNOLOGY -- 31.3%
      APPLICATIONS SOFTWARE -- 15.1%
      Intuit*                             14,300          645
      Microsoft                           99,500        2,471
                                                  ------------
                                                        3,116
      DATA PROCESSING/MANAGEMENT -- 6.4%
      Veritas Software*                   53,800        1,313
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.4%
      Intel                               19,000          495
                                                  ------------
      NETWORKING PRODUCTS -- 2.7%
      Cisco Systems*                      29,300          560
                                                  ------------
      WIRELESS EQUIPMENT -- 4.7%
      Nokia ADR                           58,100          967
                                                  ------------
    Total Technology (Cost $ 5,730)                     6,451
                                                  ------------
    TRANSPORTATION -- 4.1%
      TRANSPORTATION-RAIL -- 4.1%
      Union Pacific                       13,000          842
                                                  ------------
    Total Transportation (Cost $ 850)                     842
                                                  ------------
Total Common Stock (Cost $18,186)                      19,715
                                                  ------------

REPURCHASE AGREEMENT -- 2.0%
  Morgan Stanley
    2.800%, dated 06/30/05, to
    be repurchased on 07/01/05,
    repurchase price $411,696
    (collateralized by a U.S.
    Government obligation, par
    value $1,116,813, 6.125%,
    11/15/27, total market value
    $419,899)(A)                            $412          412
                                                  ------------
Total Repurchase Agreement (Cost $412)                    412
                                                  ------------

Total Investments -- 97.7% (Cost $18,598)+             20,127
                                                  ------------

Total Other Assets and Liabilities -- 2.3%                466
                                                  ------------

Net Assets -- 100.0%                              $    20,593
                                                  ============

--------------------------------------------------------------------------------

Cost figures are shown with "000's" omitted.

*   -- Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl  -- Class

+ At June 30, 2005, the tax basis cost of the Fund's investments was $18,661,838, and the unrealized appreciation and depreciation were $1,941,986 and $(477,496), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Large Cap Fund
June 30, 2005 (unaudited)


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
    BASIC MATERIALS -- 6.1%
      CHEMICALS-DIVERSIFIED -- 3.2%
      E.I. du Pont de Nemours             86,900  $     3,738
                                                  ------------
      PAPER & RELATED PRODUCTS -- 2.9%
      International Paper                110,300        3,332
                                                  ------------
    Total Basic Materials (Cost $ 8,019)                7,070
                                                  ------------
    CONSUMER CYCLICAL -- 9.5%
      CABLE TV -- 4.7%
      Comcast, Cl A*                     182,400        5,463
                                                  ------------
      RETAIL-DRUG STORE -- 4.8%
      CVS                                189,000        5,494
                                                  ------------
    Total Consumer Cyclical (Cost $ 9,645)             10,957
                                                  ------------
    CONSUMER NON-CYCLICAL -- 4.8%
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 4.8%
      Sara Lee                           100,000        1,981
      Unilever                            54,400        3,527
                                                  ------------
                                                        5,508
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 5,273)          5,508
                                                  ------------
    ENERGY -- 6.5%
      OIL & GAS DRILLING -- 2.1%
      Nabors Industries*                  39,300        2,383
                                                  ------------
      PIPELINES -- 4.4%
      El Paso                            442,300        5,095
                                                  ------------
    Total Energy (Cost $ 6,443)                         7,478
                                                  ------------
    FINANCIAL -- 32.8%
      FIDUCIARY BANKS -- 3.0%
      State Street                        72,700        3,508
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 2.2%
      Merrill Lynch                       46,600        2,563
                                                  ------------
      FINANCE-MORTGAGE LOAN/BANKER -- 5.6%
      Fannie Mae                         110,700        6,465
                                                  ------------
      INSURANCE BROKERS -- 3.9%
      Marsh & McLennan                   160,400        4,443
                                                  ------------
      LIFE/HEALTH INSURANCE -- 2.9%
      Aflac                               77,900        3,372
                                                  ------------
      MULTI-LINE INSURANCE -- 6.4%
      American International Group        36,400        2,115
      Hartford Financial
            Services Group                70,100        5,242
                                                  ------------
                                                        7,357

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      SUPER-REGIONAL BANKS-US -- 8.8%
      Bank of America                     71,800  $     3,275
      PNC Financial Services Group        83,000        4,520
      Wachovia                            46,300        2,296
                                                  ------------
                                                       10,091
                                                  ------------
    Total Financial (Cost $38,265)                     37,799
                                                  ------------
    HEALTH CARE -- 7.5%
      MEDICAL INSTRUMENTS -- 0.9%
      Medtronic                           20,000        1,036
                                                  ------------
      MEDICAL-DRUGS -- 6.6%
      Abbott Laboratories                 59,900        2,935
      Pfizer                              60,000        1,655
      Wyeth                               66,200        2,946
                                                  ------------
                                                        7,536
                                                  ------------
    Total Health Care (Cost $7,429)                     8,572
                                                  ------------
    INDUSTRIAL -- 5.7%
      DIVERSIFIED MANUFACTURING OPERATIONS -- 5.7%
      General Electric                   111,900        3,877
      Honeywell International             71,900        2,634
                                                  ------------
                                                        6,511
                                                  ------------
    Total Industrial (Cost $6,603)                      6,511
                                                  ------------
    TECHNOLOGY -- 23.1%
      APPLICATIONS SOFTWARE -- 6.0%
      Microsoft                          280,300        6,963
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 6.3%
      First Data                          85,300        3,424
      Veritas Software*                  156,660        3,822
                                                  ------------
                                                        7,246
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.5%
      Intel                              154,200        4,018
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 3.3%
      Applied Materials*                 235,400        3,809
                                                  ------------
      WIRELESS EQUIPMENT -- 4.0%
      Nokia ADR                          275,900        4,591
                                                  ------------
    Total Technology (Cost $ 25,607)                   26,627
                                                  ------------
    TRANSPORTATION -- 2.1%
      TRANSPORTATION-RAIL -- 2.1%
      Union Pacific                       38,000        2,463
                                                  ------------
    Total Transportation (Cost $2,526)                  2,463
                                                  ------------
Total Common Stock (Cost $109,810)                    112,985
                                                  ------------

Total Investments -- 98.1% (Cost $109,810)+           112,985
                                                  ------------

Total Other Assets and Liabilities -- 1.9%              2,224
                                                  ------------

Net Assets -- 100.0%                              $   115,209
                                                  ============

--------------------------------------------------------------------------------

Cost figures are shown with "000's" omitted.

*   -- Non-income producing security
Cl  -- Class
ADR -- American Depositary Receipt

+ At June 30, 2005, the tax basis cost of the Fund's investments was $109,809,665, and the unrealized appreciation and depreciation were $8,285,337and $(5,110,728), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Mid-Cap Fund
June 30, 2005 (unaudited)



                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.5%
    BASIC MATERIALS -- 5.4%
      CHEMICALS-DIVERSIFIED -- 1.6%
      Lyondell Chemical                  265,300  $     7,009
                                                  ------------
      CHEMICALS-PLASTICS -- 0.7%
      Spartech                           163,380        2,908
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.8%
      Eastman Chemical                    66,060        3,643
                                                  ------------
      INDUSTRIAL GASES -- 0.7%
      Air Products & Chemicals            52,890        3,189
                                                  ------------
      PAPER & RELATED PRODUCTS -- 1.6%
      Domtar                             229,650        1,697
      Smurfit-Stone Container*           517,720        5,266
                                                  ------------
                                                        6,963
                                                  ------------
    Total Basic Materials (Cost $ 24,160)              23,712
                                                  ------------
    CONSUMER CYCLICAL -- 11.4%
      CASINO SERVICES -- 1.2%
      International Game
      Technology                         182,010        5,124
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 1.5%
      CDW                                117,650        6,717
                                                  ------------
      GOLF -- 0.8%
      Callaway Golf                      230,950        3,563
                                                  ------------
      HOTELS & MOTELS -- 0.9%
      Fairmont Hotels & Resorts          121,100        4,218
                                                  ------------
      MULTIMEDIA -- 0.7%
      EW Scripps, Cl A                    67,730        3,305
                                                  ------------
      PUBLISHING-PERIODICALS -- 0.7%
      Reader's Digest Association        198,680        3,278
                                                  ------------
      RETAIL-DISCOUNT -- 1.3%
      Costco Wholesale                    84,820        3,802
      Family Dollar Stores                70,120        1,830
                                                  ------------
                                                        5,632
      RETAIL-JEWELRY -- 1.3%
      Tiffany                            171,020        5,603
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 1.8%
      OfficeMax                          262,260        7,807
                                                  ------------
      TELEVISION -- 1.2%
      Univision Communications,
            Cl A*                        186,755        5,145
                                                  ------------
    Total Consumer Cyclical (Cost $ 48,647)            50,392
                                                  ------------
    CONSUMER NON-CYCLICAL -- 2.2%
      AGRICULTURAL OPERATIONS -- 1.3%
      Tejon Ranch*                       107,950        5,556
                                                  ------------

                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
--------------------------------------------------------------------------------
      OFFICE SUPPLIES & FORMS -- 0.9%
      Avery Dennison                      79,530  $     4,212
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 9,923)          9,768
                                                  ------------
    ENERGY -- 10.3%
      COAL -- 0.6%
      Arch Coal                           52,130        2,840
                                                  ------------
      OIL & GAS DRILLING -- 4.2%
      GlobalSantaFe                       88,860        3,626
      Pride International*               194,250        4,992
      Rowan*                             208,250        6,187
      Todco, Cl A*                       145,420        3,733
                                                  ------------
                                                       18,538
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
      Noble Energy                        29,100        2,201
      Pogo Producing                      47,800        2,482
                                                  ------------
                                                        4,683
      OIL-FIELD SERVICES -- 1.6%
      Tidewater                           83,390        3,179
      Weatherford International*          64,200        3,722
                                                  ------------
                                                        6,901
      PIPELINES -- 2.9%
      El Paso                            574,580        6,619
      Williams                           321,150        6,102
                                                  ------------
                                                       12,721
                                                  ------------
    Total Energy (Cost $31,013)                        45,683
                                                  ------------
    FINANCIAL -- 17.2%
      COMMERCIAL BANKS-EASTERN US -- 1.1%
      Commerce Bancorp                   156,400        4,740
                                                  ------------
      FINANCE-CREDIT CARD -- 1.2%
      Providian Financial*               308,900        5,446
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.1%
      Federated Investors, Cl B          164,290        4,930
                                                  ------------
      LIFE/HEALTH INSURANCE -- 2.1%
      UnumProvident                      498,370        9,130
                                                  ------------
      MULTI-LINE INSURANCE -- 2.2%
      Allmerica Financial*               133,100        4,937
      XL Capital, Cl A                    63,440        4,721
                                                  ------------
                                                        9,658
      PROPERTY/CASUALTY INSURANCE -- 0.9%
      Fidelity National Financial        110,800        3,954
                                                  ------------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.5%
      CB Richard Ellis Group, Cl
       A*                                 50,570        2,218
                                                  ------------
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.8%
      St. Joe                             41,920        3,418
                                                  ------------
      REINSURANCE -- 3.1%
      Aspen Insurance Holdings           165,400        4,559
      Axis Capital Holdings              247,820        7,013

--------------------------------------------------------------------------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      REINSURANCE -- CONTINUED
      Odyssey Re Holdings                 88,700  $     2,189
                                                  ------------
                                                       13,761
      REITS-HOTELS -- 1.3%
      Host Marriott                      333,690        5,840
                                                  ------------
      REITS-OFFICE PROPERTY -- 1.7%
      American Financial Realty
      Trust                              498,960        7,674
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 1.2%
      NewAlliance Bancshares             377,260        5,301
                                                  ------------
    Total Financial (Cost $ 64,777)                    76,070
                                                  ------------
    HEALTH CARE -- 12.9%
      DIAGNOSTIC EQUIPMENT -- 0.7%
      Cytyc*                             136,030        3,001
                                                  ------------
      DIALYSIS CENTERS -- 0.7%
      DaVita*                             71,400        3,247
                                                  ------------
      MEDICAL PRODUCTS -- 2.6%
      Becton Dickinson                    82,300        4,318
      Biomet                              94,620        3,278
      Henry Schein*                       88,940        3,693
                                                  ------------
                                                       11,289
      MEDICAL-DRUGS -- 2.6%
      Angiotech Pharmaceuticals*         403,930        5,599
      Sepracor*                           94,990        5,700
                                                  ------------
                                                       11,299
      MEDICAL-GENERIC DRUGS -- 1.1%
      Barr Pharmaceuticals*               57,060        2,781
      Watson Pharmaceuticals*             74,340        2,198
                                                  ------------
                                                        4,979
      MEDICAL-HMO -- 1.2%
      WellCare Health Plans*             152,920        5,430
                                                  ------------
      MEDICAL-HOSPITALS -- 0.5%
      Tenet Healthcare*                  180,210        2,206
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.1%
      Lincare Holdings*                  123,540        5,045
                                                  ------------
      THERAPEUTICS -- 2.4%
      CV Therapeutics*                   232,110        5,204
      Vicuron Pharmaceuticals*           185,030        5,162
                                                  ------------
                                                       10,366
                                                  ------------
    Total Health Care (Cost $ 48,886)                  56,862
                                                  ------------
    INDUSTRIAL -- 6.4%
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
      Alliant Techsystems*                29,420        2,077
                                                  ------------
      BUILDING PRODUCTS-AIR & HEATING -- 0.3%
      York International                  35,000        1,330
                                                  ------------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.2%
      Brink's                            149,460  $     5,380
      Dover                              122,700        4,464
      Trinity Industries                 136,400        4,369
                                                  ------------
                                                       14,213
      INSTRUMENTS-SCIENTIFIC -- 0.8%
      Applera Corp - Applied
         Biosystems Group                181,200        3,564
                                                  ------------
      MACHINERY-PRINT TRADE -- 1.0%
      Zebra Technologies, Cl A*          104,860        4,592
                                                  ------------
      TRANSPORT-EQUIPMENT & LEASING -- 0.6%
      GATX                                80,000        2,760
                                                  ------------
    Total Industrial (Cost $ 24,098)                   28,536
                                                  ------------
    SERVICES -- 6.1%
      ADVERTISING AGENCIES -- 1.1%
      Interpublic Group*                 380,940        4,640
                                                  ------------
      COMMERCIAL SERVICES -- 2.7%
      ChoicePoint*                       164,260        6,578
      Quanta Services*                   610,800        5,375
                                                  -----------
                                                       11,953
      COMPUTER SERVICES -- 2.3%
      DST Systems*                        96,930        4,536
      Manhattan Associates*              300,970        5,782
                                                  ------------
                                                       10,318
                                                  ------------
    Total Services (Cost $26,350)                      26,911
                                                  ------------
    TECHNOLOGY -- 20.4%
      APPLICATIONS SOFTWARE -- 3.8%
      Citrix Systems*                    161,320        3,494
      Intuit*                             73,620        3,321
      Satyam Computer Services
         ADR*                            388,530       10,102
                                                  ------------
                                                       16,917
      DATA PROCESSING/MANAGEMENT -- 4.9%
      Dun & Bradstreet*                   72,690        4,481
      MoneyGram International*           179,100        3,425
      SEI Investments                    130,800        4,885
      Veritas Software*                  370,240        9,034
                                                  ------------
                                                       21,825
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.7%
      Celestica*                         471,940        6,324
      Flextronics International*         325,700        4,302
      Gentex                              65,200        1,187
                                                  ------------
                                                       11,813
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.8%
      ATI Technologies*                  736,150        8,723
      Fairchild Semiconductor
         International*                   78,860        1,163

--------------------------------------------------------------------------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- CONTINUED
      Intersil, Cl A                     133,800  $     2,512
                                                  ------------
                                                       12,398
      ELECTRONIC DESIGN AUTOMATION -- 0.4%
      Cadence Design Systems*            136,470        1,864
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 0.9%
      Microstrategy, Cl A*                75,170        3,987
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 1.7%
      Avocent*                           280,700        7,338
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.6%
      Maxim Integrated Products           79,230        3,027
      United Microelectronics ADR        993,190        4,082
                                                  ------------
                                                        7,109
      TELECOMMUNICATION SERVICES -- 1.6%
      Amdocs*                            271,260        7,170
                                                  ------------
    Total Technology (Cost $ 84,217)                   90,421
                                                  ------------
    TRANSPORTATION -- 3.5%
      TRANSPORT-AIR FREIGHT -- 1.0%
      EGL*                               212,550        4,319
                                                  ------------
      TRANSPORTATION-RAIL -- 1.1%
      Norfolk Southern                   151,410        4,688
                                                  ------------
      TRANSPORT-TRUCK -- 1.4%
      CNF                                139,510        6,264
                                                  ------------
    Total Transportation (Cost $16,426)                15,271
                                                  ------------
    UTILITIES -- 2.7%
      ELECTRIC-INTEGRATED -- 1.2%
      Alliant Energy                      88,300        2,486
      Public Service Enterprise
      Group                               51,270        3,118
                                                  ------------
                                                        5,604
      INDEPENDENT POWER PRODUCER -- 1.5%
      Reliant Energy*                    528,150        6,538
                                                  ------------
    Total Utilities (Cost $ 9,578)                     12,142
                                                  ------------
Total Common Stock (Cost $388,075)                    435,768
                                                  ------------

REPURCHASE AGREEMENT -- 0.9%
  Deutsche Bank 3.33%, dated
    06/30/05, to be repurchased on
    07/01/05, repurchase price
    $3,905,297(collateralized by a
    U.S. Government obligation, par
    value $3,696,000, 5.750%,
    03/15/09, total market value
    $3,983,219)(A)                        $3,905        3,905
                                                  ------------
Total Repurchase Agreement (Cost $3,905)                3,905
                                                  ------------

Total Investments -- 99.4% (Cost $391,980)+           439,673
                                                  ------------

Total Other Assets and Liabilities -- (0.6%)            2,715
                                                  ------------

Net Assets -- 100.0%                              $   442,388
                                                  ============

Cost figures are shown with "000's" omitted.

*     -- Non-income producing security
(A)   -- Tri-party repurchase agreement
ADR   -- American Depositary Receipt
Cl    -- Class
REITs -- Real Estate Investment Trusts

+ At June 30, 2005, the tax basis cost of the Fund's investments was $392,312,401 and the unrealized appreciation and depreciation were $61,303,425 and $(13,942,395), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Small Cap Fund
June 30, 2005 (unaudited)


                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.6%
    BASIC MATERIALS -- 4.2%
      CHEMICALS-DIVERSIFIED -- 1.9%
      Olin                                59,430  $     1,084
                                                  ------------
      CHEMICALS-PLASTICS -- 0.6%
      Spartech                            20,800          370
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.4%
      Hercules*                           15,690          222
                                                  ------------
      PAPER & RELATED PRODUCTS -- 1.3%
      Neenah Paper                        23,830          738
                                                  ------------
    Total Basic Materials (Cost $ 2,383)                2,414
                                                  ------------
    CONSUMER CYCLICAL -- 22.0%
      APPAREL MANUFACTURERS -- 0.8%
      Carter's*                            7,540          440
                                                  ------------
      BROADCAST SERVICES/PROGRAMMING -- 0.9%
      Nexstar Broadcasting Group,
            Cl A*                         88,900          551
                                                  ------------
      CABLE TV -- 4.1%
      Insight Communications, Cl
       A*                                 57,100          631
      Mediacom Communications,
            Cl A*                        252,220        1,733
                                                  ------------
                                                        2,364
      HOTELS & MOTELS -- 1.2%
      Jameson Inns*                      315,600          729
                                                  ------------
      MULTIMEDIA -- 1.3%
      Entravision Communications,
            Cl A*                         93,730          730
                                                  ------------
      PUBLISHING-BOOKS -- 2.0%
      Scholastic*                         29,560        1,140
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 1.5%
      Journal Register*                   49,670          870
                                                  ------------
      PUBLISHING-PERIODICALS -- 1.5%
      Reader's Digest Association         52,790          871
                                                  ------------
      RADIO -- 4.7%
      Cumulus Media, Cl A*                42,840          505
      Emmis Communications, Cl A*         27,270          482
      Radio One, Cl A*                    43,740          557
      Radio One, Cl D*                    29,360          375
      Spanish Broadcasting
         System,   Cl A*                  78,840          787
                                                  ------------
                                                        2,706
      RETAIL-RESTAURANTS -- 0.3%
      Lone Star Steakhouse &
      Saloon                               6,330          192
                                                  ------------
      RETAIL-VIDEO RENTAL -- 1.3%
      Blockbuster, Cl A                   80,830          737
                                                  ------------

                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
      TELEVISION -- 2.4%
      Sinclair Broadcast Group,
      Cl A                               155,560  $     1,412
                                                  ------------
    Total Consumer Cyclical (Cost $ 12,218)            12,742
                                                  ------------
    CONSUMER NON-CYCLICAL -- 1.6%
      AGRICULTURAL OPERATIONS -- 1.6%
      Delta & Pine Land                   20,410          511
      Tejon Ranch*                         8,570          441
                                                  ------------
                                                          952
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 925)              952
                                                  ------------
    ENERGY -- 3.6%
      OIL & GAS DRILLING -- 0.6%
      Atwood Oceanics*                     5,730          353
                                                  ------------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
      Meridian Resource*                  62,370          298
      Stone Energy*                        5,430          266
                                                  ------------
                                                          564
      OIL-FIELD SERVICES -- 2.0%
      Cal Dive International*              6,330          331
      Core Laboratories*                  12,370          332
      W-H Energy Services*                20,310          506
                                                  ------------
                                                        1,169
                                                  ------------
    Total Energy (Cost $ 1,455)                         2,086
                                                  ------------
    FINANCIAL -- 23.7%
      COMMERCIAL BANKS-EASTERN US -- 0.6%
      Signature Bank*                     13,270          324
                                                  ------------
      FINANCE-CONSUMER LOANS -- 3.3%
      Collegiate Funding Services
         LLC*                             85,470        1,246
      Portfolio Recovery
      Associates*                         15,690          659
                                                  ------------
                                                        1,905
      FINANCE-CREDIT CARD -- 0.3%
      Metris*                             14,280          207
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.3%
      GFI Group*                           4,520          161
                                                  ------------
      FINANCE-OTHER SERVICES -- 2.9%
      Asset Acceptance Capital*           33,430          866
      MarketAxess Holdings*               71,340          806
                                                  ------------
                                                        1,672
      INSURANCE BROKERS -- 1.3%
      USI Holdings*                       57,110          736
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.0%
      Affiliated Managers Group*           8,950          612
                                                  ------------
      LIFE/HEALTH INSURANCE -- 1.5%
      KMG America*                        90,050          895
                                                  ------------
      MULTI-LINE INSURANCE -- 0.5%
      Allmerica Financial*                 7,340          272
                                                  ------------

--------------------------------------------------------------------------------

                                                     MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
      PROPERTY/CASUALTY INSURANCE -- 0.9%
      EMC Insurance Group                 29,960  $       542
                                                  ------------
      REAL ESTATE MANAGEMENT/SERVICES -- 1.1%
      CB Richard Ellis Group, Cl
      A*                                   4,250          186
      Trammell Crow*                      17,600          427
                                                  ------------
                                                          613
      REINSURANCE -- 1.0%
      PXRE Group                          24,230          611
                                                  ------------
      REITS-HOTELS -- 4.5%
      Ashford Hospitality Trust           50,980          551
      DiamondRock Hospitality             45,350          512
      MeriStar Hospitality*              182,600        1,570
                                                  ------------
                                                        2,633
      REITS-MORTGAGE -- 1.7%
      HomeBanc                           107,990          982
                                                  ------------
      S&L/THRIFTS - CENTRAL US -- 1.2%
      Franklin Bank*                      36,000          675
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.7%
      NewAlliance Bancshares              29,760          418
                                                  ------------
      S&L/THRIFTS-SOUTHERN US -- 0.9%
      BankAtlantic Bancorp, Cl A          27,650          524
                                                  ------------
    Total Financial (Cost $ 11,156)                    13,782
                                                  ------------
    HEALTH CARE -- 10.7%
      DISPOSABLE MEDICAL PRODUCTS -- 0.5%
      ICU Medical*                         9,450          304
                                                  ------------
      MEDICAL INSTRUMENTS -- 1.3%
      Symmetry Medical*                   31,220          735
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 1.5%
      Applera Corp - Celera
         Genomics Group*                  55,510          609
      Enzon Pharmaceuticals*              44,040          285
                                                  ------------
                                                          894
      MEDICAL-DRUGS -- 1.9%
      Angiotech Pharmaceuticals*          42,630          591
      Priority Healthcare, Cl B*          19,310          490
                                                  ------------
                                                        1,081
      MEDICAL-GENERIC DRUGS -- 2.3%
      Eon Labs*                           22,100          677
      Perrigo                             49,460          690
                                                  ------------
                                                        1,367
      MEDICAL-NURSING HOMES -- 0.9%
      Genesis HealthCare*                 11,760          544
                                                  ------------
      PHARMACY SERVICES -- 1.3%
      Accredo Health*                     16,100          731
                                                  ------------
      THERAPEUTICS -- 1.0%
      CV Therapeutics*                    14,080          316

                                                     MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
      THERAPEUTICS -- CONTINUED
      QLT*                                23,930  $       249
                                                  ------------
                                                          565
                                                  ------------
    Total Health Care (Cost $ 5,507)                    6,221
                                                  ------------
    INDUSTRIAL -- 12.2%
      AEROSPACE/DEFENSE -- 2.3%
      Armor Holdings*                     18,500          733
      Teledyne Technologies*              18,000          586
                                                  ------------
                                                        1,319
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
      BE Aerospace*                       19,110          299
                                                  ------------
      BATTERIES/BATTERY SYSTEMS -- 1.6%
      Wilson Greatbatch
         Technologies*                    39,770          951
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 1.0%
      Dycom Industries*                    7,740          153
      Insituform Technologies, Cl
       A*                                 25,130          403
                                                  ------------
                                                          556
      BUILDING-HEAVY CONSTRUCTION -- 0.7%
      Washington Group
       International*                      8,450          432
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
      Brink's                             12,470          449
                                                  ------------
      ELECTRONICS-MILITARY -- 0.4%
      EDO                                  8,550          256
                                                  ------------
      ENGINEERING/R&D SERVICES -- 1.2%
      Shaw Group*                         32,400          697
                                                  ------------
      HAZARDOUS WASTE DISPOSAL -- 0.4%
      American Ecology                    13,810          247
                                                  ------------
      MACHINERY-GENERAL INDUSTRY -- 1.1%
      Wabtec                              28,460          611
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
      WCA Waste*                          86,480          757
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.9%
      General Cable*                      35,290          523
                                                  ------------
    Total Industrial (Cost $ 5,655)                     7,097
                                                  ------------
    SERVICES -- 4.8%
      COMMERCIAL SERVICES-FINANCE -- 1.0%
      Wright Express*                     32,580          602
                                                  ------------
      COMPUTER SERVICES -- 0.7%
      Manhattan Associates*               20,210          388
                                                  ------------
      HUMAN RESOURCES -- 0.6%
      Medical Staffing Network
         Holdings*                        70,400          349
                                                  ------------
      RESEARCH & DEVELOPMENT -- 1.3%
      PRA International*                  27,550          738
                                                  ------------

--------------------------------------------------------------------------------

                                                     MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
      TELEPHONE-INTEGRATED -- 1.2%
      Valor Communications Group          49,670  $       685
                                                  ------------
    Total Services (Cost $ 2,794)                       2,762
                                                  ------------
    TECHNOLOGY -- 10.5%
      APPLICATIONS SOFTWARE -- 0.4%
      Quest Software*                     16,790          229
                                                  ------------
      B2B/E-COMMERCE -- 0.4%
      webMethods*                         44,860          251
                                                  ------------
      COMPUTER AIDED DESIGN -- 0.6%
      Parametric Technology*              56,120          358
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 0.9%
      Maxtor*                             45,260          236
      Western Digital*                    19,310          259
                                                  ------------
                                                          495
      DATA PROCESSING/MANAGEMENT -- 1.0%
      MoneyGram International*            29,330          561
                                                  ------------
      DECISION SUPPORT SOFTWARE -- 0.7%
      NetIQ*                              32,980          374
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.5%
      CTS                                 23,930          294
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
      Integrated Silicon
      Solutions*                          47,570          353
      Omnivision Technologies*            18,800          255
      Zoran*                              21,020          279
                                                  ------------
                                                          887
      ENTERPRISE SOFTWARE/SERVICES -- 1.3%
      Informatica*                        70,050          588
      SSA Global Technologies*            15,080          181
                                                  ------------
                                                          769
      INTERNET APPLICATION SOFTWARE -- 0.5%
      Verity*                             35,090          308
                                                  ------------
      NETWORKING PRODUCTS -- 0.5%
      Foundry Networks*                   34,690          299
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.7%
      Standard Microsystems*              17,190          402
                                                  ------------
      SOFTWARE TOOLS -- 0.6%
      Borland Software*                   52,500          360
                                                  ------------
      TELECOMMUNICATION SERVICES -- 0.9%
      Iowa Telecommunications
         Services                         28,250          530
                                                  ------------
    Total Technology (Cost $ 5,911)                     6,117
                                                  ------------
    TRANSPORTATION -- 0.7%
      AIRLINES -- 0.2%
      Skywest                              6,840          124
                                                  ------------
      TRANSPORT-MARINE -- 0.5%
      CP Ships                            17,700          277
                                                  ------------

                                    SHARES/FACE      MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
    Total Transportation (Cost $291)              $       401
                                                  ------------
    UTILITIES -- 0.6%
      ELECTRIC-INTEGRATED -- 0.6%
      MGE Energy                           8,870          323
                                                  ------------
    Total Utilities (Cost $238)                           323
                                                  ------------
Total Common Stock (Cost $48,533)                      54,897
                                                  ------------

INVESTMENT COMPANY -- 1.3%
      INDEX FUND-SMALL CAP -- 1.3%
      iShares Russell 2000 Index
         Fund                             12,000          764
                                                  ------------
Total Investment Company (Cost $743)                      764
                                                  ------------

REPURCHASE AGREEMENT -- 5.2%
  Morgan Stanley
    3.25%, dated 06/30/05, to be
    repurchased on 07/0105,
    repurchase price $2,993,308
    (collateralized by a U.S.
    Government obligation, par
    value $2,833,000, 5.750%,
    03/15/09, total market value
    $3,053,155)(A)                        $2,993        2,993
                                                  ------------
Total Repurchase Agreement (Cost $2,993)                2,993
                                                  ------------

Total Investments -- 101.1% (Cost $52,269)+            58,654
                                                  ------------

Other Assets and Liabilities -- (1.1%)                   (630)
                                                  ------------

Net Assets -- 100.0%                              $    58,024
                                                  ============

Cost figures are shown with "000's" omitted.
*Non-income producing security.

(A)   -- Tri-party repurchase agreement
Cl    -- Class
LLC   -- Limited Liability Company
REITs -- Real Estate Investment Trusts

+ At June 30, 2005, the tax basis cost of the Fund's investments was $52,351,190, and the unrealized appreciation and depreciation were $8,688,009 and $(2,384,912), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Clipper Focus Fund
June 30, 2005 (unaudited)


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%
    CONSUMER CYCLICAL -- 5.7%
      MULTIMEDIA -- 2.2%
      Time Warner*                      1,779,800 $    29,740
                                                  ------------
      RETAIL-DISCOUNT -- 3.5%
      Wal-Mart Stores                   1,012,300      48,793
                                                  ------------
    Total Consumer Cyclical (Cost $68,868)             78,533
                                                  ------------
    CONSUMER NON-CYCLICAL -- 22.6%
      BEVERAGES-NON-ALCOHOLIC -- 3.5%
      Coca-Cola                         1,157,500      48,326
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 3.0%
      Kraft Foods, Cl A                 1,275,100      40,561
                                                  ------------
      FOOD-RETAIL -- 8.3%
      Kroger*                           3,393,800      64,584
      Safeway*                          2,203,800      49,784
                                                  ------------
                                                      114,368
      TOBACCO -- 7.8%
      Altria Group                      1,642,500     106,204
                                                  ------------
    Total Consumer Non-Cyclical (Cost $290,136)       309,459
                                                  ------------
    ENERGY -- 4.1%
      PIPELINES -- 4.1%
      El Paso                           4,876,400      56,176
                                                  ------------
    Total Energy (Cost $29,283)                        56,176
                                                  ------------
    FINANCIAL -- 29.2%
      FINANCE-CREDIT CARD -- 5.0%
      American Express                  1,282,600      68,273
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 3.5%
      Merrill Lynch                       867,900      47,743
                                                  ------------
      FINANCE-MORTGAGE LOAN/BANKER -- 15.3%
      Fannie Mae                        1,335,600      77,999
      Freddie Mac                       2,009,800     131,100
                                                  ------------
                                                      209,099
      INSURANCE BROKERS -- 4.1%
      Marsh & McLennan                  2,040,000      56,508
                                                  ------------
      MULTI-LINE INSURANCE -- 1.3%
      Old Republic International          705,150      17,833
                                                  ------------
    Total Financial (Cost $391,486)                   399,456
                                                  ------------
    HEALTH CARE -- 20.4%
      MEDICAL PRODUCTS -- 1.6%
      Johnson & Johnson                   332,300      21,599
                                                  ------------
      MEDICAL-DRUGS -- 12.0%
      Pfizer                            3,793,200     104,617
      Wyeth                             1,339,400      59,603
                                                  ------------
                                                      164,220

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      MEDICAL-HOSPITALS -- 6.8%
      HCA                                 669,900 $    37,963
      Tenet Healthcare*                 4,554,200      55,744
                                                  ------------
                                                       93,707
                                                  ------------
    Total Health Care (Cost $260,691)                 279,526
                                                  ------------
    INDUSTRIAL -- 4.3%
      DIVERSIFIED MANUFACTURING OPERATIONS -- 4.3%
      Tyco International                2,013,500      58,794
                                                  ------------
    Total Industrial (Cost $28,544)                    58,794
                                                  ------------
    SERVICES -- 7.8%
      ADVERTISING AGENCIES -- 1.9%
      Interpublic Group*                2,132,800      25,977
                                                  ------------
      COMPUTER SERVICES -- 5.9%
      Electronic Data Systems           4,188,100      80,621
                                                  ------------
    Total Services (Cost $121,499)                    106,598
                                                  ------------
    TECHNOLOGY -- 2.2%
      OFFICE AUTOMATION & EQUIPMENT -- 2.2%
      Pitney Bowes                        675,500      29,418
                                                  ------------
    Total Technology (Cost $24,326)                    29,418
                                                  ------------
Total Common Stock (Cost $1,214,833)                1,317,960
                                                  ------------

REPURCHASE AGREEMENT -- 3.7%
  Deutsche Bank
    3.33%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $50,912,301
    (collateralized by various U.S.
    Government obligations, par values
    ranging from $2,705,000 to
    $50,000,000, 0.000% to 3.750%,
    12/31/05 to 06/13/08, total market
    value $51,926,265)(A)                 $50,908      50,908
                                                  ------------
Total Repurchase Agreement (Cost $50,908)              50,908
                                                  ------------

Total Investments -- 100.0% (Cost $1,265,741)+      1,368,868
                                                  ------------

Total Other Assets and Liabilities -- (0.0%)              440
                                                  ------------

Net Assets -- 100.0%                              $ 1,369,308
                                                  ============
Cost figures are shown with "000's" omitted.

  * -- Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl  -- Class

+ At June 30, 2005, the tax basis cost of the Fund's investments was $1,267,110,255, and the unrealized appreciation and depreciation were $198,728,278 and $(96,970,967), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


TS&W Small Cap Value Fund
June 30, 2005 (unaudited)


                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.0%
    BASIC MATERIALS -- 4.5%
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.9%
      USG*                                18,600  $       791
                                                  ------------
      CONTAINERS-METAL/GLASS -- 0.9%
      Crown Holdings*                     53,300          759
                                                  ------------
      INDUSTRIAL GASES -- 1.3%
      Airgas                              43,500        1,073
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.8%
      Schweitzer-Mauduit
         International                    22,200          691
                                                  ------------
      STEEL-PRODUCERS -- 0.6%
      Schnitzer Steel Industries,
      Cl A                                22,000          521
                                                  ------------
    Total Basic Materials (Cost $ 3,220)                3,835
                                                  ------------
    CONSUMER CYCLICAL -- 15.0%
      CASINO SERVICES -- 2.0%
      Scientific Games, Cl A*             64,800        1,745
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 0.5%
      Nuco2*                              17,400          447
                                                  ------------
      ENTERTAINMENT SOFTWARE -- 1.2%
      THQ                                 34,700        1,016
                                                  ------------
      GAMBLING (NON-HOTEL) -- 0.9%
      Isle of Capri Casinos*              27,950          732
                                                  ------------
      RETAIL-APPAREL/SHOE -- 4.6%
      Charming Shoppes*                  117,300        1,094
      Children's Place Retail
      Stores*                             33,200        1,550
      Jos. A Bank Clothiers*              30,000        1,299
                                                  ------------
                                                        3,943
      RETAIL-PAWN SHOPS -- 1.4%
      Cash America International          35,200          708
      Ezcorp, Cl A*                       45,000          482
                                                  ------------
                                                        1,190
      RETAIL-PETROLEUM PRODUCTS -- 1.6%
      World Fuel Services                 56,900        1,332
                                                  ------------
      RETAIL-RESTAURANTS -- 0.7%
      O'Charleys*                         31,500          556
                                                  ------------
      RETAIL-VIDEO RENTAL -- 1.5%
      Movie Gallery                       49,100        1,298
                                                  ------------
      THEATERS -- 0.6%
      Carmike Cinemas                     18,100          555
                                                  ------------
    Total Consumer Cyclical (Cost $ 9,758)             12,814
                                                  ------------
    CONSUMER NON-CYCLICAL -- 1.6%
      POULTRY -- 1.6%
      Sanderson Farms                     29,350        1,334
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 889)            1,334
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
    ENERGY -- 8.4%
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.9%
      Berry Petroleum, Cl A               27,500  $     1,454
      Houston Exploration*                15,200          806
      Penn Virginia                       22,150          990
      Unit*                               20,500          902
                                                  ------------
                                                        4,152
      OIL FIELD MACHINERY & EQUIPMENT -- 0.9%
      Maverick Tube*                      26,600          793
                                                  ------------
      OIL REFINING & MARKETING -- 2.6%
      Giant Industries*                   25,800          929
      Tesoro*                             27,100        1,260
                                                  ------------
                                                        2,189
                                                  ------------
    Total Energy (Cost $ 4,438)                         7,134
                                                  ------------
    FINANCIAL -- 22.9%
      COMMERCIAL BANKS-CENTRAL US -- 1.9%
      Texas Regional Bancshares,
            Cl A                          20,700          631
      Wintrust Financial                  18,650          976
                                                  ------------
                                                        1,607
      COMMERCIAL BANKS-SOUTHERN US -- 0.8%
      Oriental Financial Group            43,476          663
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 3.0%
      CVB Financial                       43,925          864
      Hanmi Financial                     46,100          770
      UCBH Holdings                       56,900          924
                                                  ------------
                                                        2,558
      FINANCE-CONSUMER LOANS -- 2.1%
      Asta Funding                        30,700          853
      World Acceptance*                   31,200          937
                                                  ------------
                                                        1,790
      INSURANCE BROKERS -- 1.2%
      Hilb Rogal & Hobbs                  31,200        1,073
                                                  ------------
      LIFE/HEALTH INSURANCE -- 0.5%
      Ceres Group*                        72,500          441
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 5.1%
      FPIC Insurance Group*               24,800          727
      Philadelphia Consolidated
         Holding*                         16,900        1,433
      PMA Capital, Cl A*                  90,600          800
      Selective Insurance Group           28,200        1,397
                                                  ------------
                                                        4,357
      REAL ESTATE MANAGEMENT/SERVICES -- 1.2%
      Jones Lang LaSalle*                 23,100        1,022
                                                  ------------
      REINSURANCE -- 0.6%
      PXRE Group                          19,300          487
                                                  ------------
      REITS-DIVERSIFIED -- 0.5%
      Correctional Properties
       Trust                              14,700          416
                                                  ------------

--------------------------------------------------------------------------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      REITS-HOTELS -- 1.0%
      LaSalle Hotel Properties            26,600  $       873
                                                  ------------
      REITS-OFFICE PROPERTY -- 3.4%
      Capital Automotive REIT             24,200          924
      Corporate Office Properties
         Trust SBI                        24,800          730
      Parkway Properties                  24,800        1,240
                                                  ------------
                                                        2,894
      S&L/THRIFTS-EASTERN US -- 1.1%
      Dime Community Bancshares           38,362          583
      WSFS Financial                       7,100          389
                                                  ------------
                                                          972
      S&L/THRIFTS-SOUTHERN US -- 0.5%
      Ocwen Financial*                    57,800          391
                                                  ------------
    Total Financial (Cost $ 17,055)                    19,544
                                                  ------------
    HEALTH CARE -- 6.8%
      MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
      Georgia Gulf                        19,500          605
                                                  ------------
      MEDICAL-HMO -- 1.4%
      Sierra Health Services*             16,900        1,208
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.6%
      Amedisys*                           35,500        1,306
                                                  ------------
      RESPIRATORY PRODUCTS -- 2.0%
      Respironics*                        47,900        1,730
                                                  ------------
      VETERINARY DIAGNOSTICS -- 1.1%
      VCA Antech*                         39,100          948
                                                  ------------
    Total Health Care (Cost $ 4,501)                    5,797
                                                  ------------
    INDUSTRIAL -- 13.8%
      AEROSPACE/DEFENSE -- 0.9%
      Curtiss-Wright                      14,300          772
                                                  ------------
      BUILDING PRODUCTS - CEMENT/AGGREGATE -- 1.0%
      Texas Industries                    14,500          815
                                                  ------------
      BUILDING-HEAVY CONSTRUCTION -- 1.9%
      Chicago Bridge & Iron               71,100        1,625
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 1.8%
      Actuant, Cl A*                      12,200          585
      ESCO Technologies*                   9,100          917
                                                  ------------
                                                        1,502
      ELECTRONIC MEASURING INSTRUMENTS -- 1.5%
      Flir Systems*                       42,700        1,274
                                                  ------------
      ELECTRONICS-MILITARY -- 1.3%
      Engineered Support Systems          32,050        1,148
                                                  ------------
      FILTRATION/SEPARATION PRODUCTS -- 1.2%
      Clarcor                             33,800          989
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
      GOLD MINING -- 0.6%
      Royal Gold                          26,600  $       535
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 1.7%
      Joy Global                          44,450        1,493
                                                  ------------
      TRANSPORT-EQUIPMENT & LEASING -- 1.9%
      GATX                                46,800        1,615
                                                  ------------
    Total Industrial (Cost $7,952)                     11,768
                                                  ------------
    SERVICES -- 5.4%
      ELECTRIC-INTEGRATED -- 1.0%
      El Paso Electric*                   41,200          842
                                                  ------------
      RENTAL AUTO/EQUIPMENT -- 2.9%
      Aaron Rents                         63,825        1,589
      Dollar Thrifty Automotive
       Group*                             23,000          873
                                                  ------------
                                                        2,462
      RESEARCH & DEVELOPMENT -- 1.5%
      Pharmaceutical Product
         Development*                     27,500        1,289
                                                  ------------
    Total Services (Cost $3,550)                        4,593
                                                  ------------
    TECHNOLOGY -- 6.3%
      COMPUTER AIDED DESIGN -- 1.5%
      Ansys*                              35,500        1,261
                                                  ------------
      COMPUTERS-INTEGRATED SYSTEMS -- 1.8%
      MTS Systems                         45,300        1,521
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.1%
      NAM TAI Electronics                 25,230          574
      Sypris Solutions                    29,400          363
                                                  ------------
                                                          937
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 1.2%
      Fargo Electronics*                  52,400        1,048
                                                  ------------
      TELECOMMUNICATION EQUIPMENT -- 0.7%
      Comtech Telecommunications*         20,050          654
                                                  ------------
    Total Technology (Cost $ 3,057)                     5,421
                                                  ------------
    TRANSPORTATION -- 4.6%
      TRANSPORT-MARINE -- 2.7%
      General Maritime*                   35,500        1,505
      Kirby*                              17,800          803
                                                  ------------
                                                        2,308
      TRANSPORT-SERVICES -- 1.3%
      Offshore Logistics*                 35,500        1,166
                                                  ------------
      TRANSPORT-TRUCK -- 0.6%
      Celadon Group*                      17,400          297

--------------------------------------------------------------------------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      TRANSPORT-TRUCK -- CONTINUED
      US Xpress Enterprises, Cl A*        16,900  $       201
                                                  ------------
                                                          498
                                                  ------------
    Total Transportation (Cost $ 3,053)                 3,972
                                                  ------------
    UTILITIES -- 5.7%
      ENERGY-ALTERNATE SOURCES -- 0.9%
      Headwaters*                         22,200          763
                                                  ------------
      GAS-DISTRIBUTION -- 4.8%
      Energen                             62,300        2,184
      UGI                                 70,100        1,956
                                                  ------------
                                                        4,140
                                                  ------------
    Total Utilities (Cost $ 2,840)                      4,903
                                                  ------------
Total Common Stock (Cost $60,313)                      81,115
                                                  ------------

INVESTMENT COMPANY -- 1.0%
      INDEX FUND-SMALL CAP -- 1.0%
      iShares Russell 2000 Value
         Index Fund                       13,300          855
                                                  ------------
Total Investment Company (Cost $797)                      855
                                                  ------------

REPURCHASE AGREEMENT -- 4.8%
  Morgan Stanley
    3.25%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $4,072,942
    (collateralized by a U.S.
    Government obligation, par
    value $4,250,000, 2.200%,
    12/04/06, total market value
    $4,162,445)(A)                        $4,073        4,073
                                                  ------------
Total Repurchase Agreement (Cost $4,073)                4,073
                                                  ------------

Total Investments -- 100.8% (Cost $65,183)+            86,043
                                                  ------------

Other Assets and Liabilities -- (0.8%)                   (685)
                                                  ------------

Total Net Assets -- 100.0%                        $    85,358
                                                  ============


Cost figures are shown with "000's" omitted.

*     -- Non-income producing security
(A)   -- Tri-party repurchase agreement
Cl    -- Class
REITs -- Real Estate Investment Trusts

+ At June 30, 2005, the tax basis cost of the Fund's investments was $65,242,409, and the unrealized appreciation and depreciation were $22,762,822 and $(1,962,350), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


HEITMAN REIT Fund
June 30, 2005 (unaudited)


                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
----------------------------------------------------------------

COMMON STOCK -- 96.6%
    FINANCIAL -- 96.6%
      REITS -- 96.6%
      APARTMENTS -- 16.5%
      AvalonBay Communities               78,200 $     6,319
      BRE Properties, Cl A                84,400       3,532
      Camden Property Trust               95,500       5,133
      Equity Residential                 249,300       9,179
      GMH Communities Trust              161,800       2,241
      Home Properties of New York         94,100       4,048
                                                ------------
                                                      30,452

      DIVERSIFIED -- 11.1%
      Liberty Property Trust             166,800       7,391
      Spirit Finance                     207,200       2,435
      Vornado Realty Trust               113,700       9,141
      Washington Real Estate
       Investment Trust                   53,200       1,660
                                                 ------------
                                                      20,627

      HOTELS -- 11.2%
      Host Marriott                      394,300       6,900
      LaSalle Hotel Properties           108,200       3,550
      Orient Express Hotels, Cl A         35,000       1,109
      Starwood Hotels & Resorts
       Worldwide(A)                      155,400       9,102
                                                 ------------
                                                      20,661

      MANUFACTURED HOMES -- 1.3%
      Equity Lifestyle Properties         61,900       2,461
                                                 ------------
                                                       2,461

      NET LEASE -- 4.5%
      Capital Automotive REIT            106,600       4,069
      Realty Income                       95,300       2,386
      Ventas                              63,600       1,921
                                                 ------------
                                                       8,376

      OFFICE PROPERTY -- 17.5%
      Alexandria Real Estate
      Equities                            45,500       3,342
      Arden Realty                        92,700       3,335
      BioMed Realty Trust                 83,900       2,001
      Boston Properties                  146,900      10,283
      Brookfield Properties(A)           249,450       7,184
      HRPT Properties Trust              199,500       2,480
      Mack-Cali Realty                    68,500       3,103
      Mission West Properties             67,000         688
                                                 ------------
                                                      32,416

      REGIONAL MALLS -- 13.8%
      CBL & Associates Properties         67,300       2,899
      Mills                               60,100       3,653
      Simon Property Group               226,700      16,434
      Tanger Factory Outlet
       Centers                            93,700       2,523
                                                 ------------
                                                      25,509

      SHOPPING CENTERS -- 12.3%
      Acadia Realty Trust                 32,300         603
      Developers Diversified
       Realty                             94,000       4,320
      Equity One                          73,300       1,664
      Kimco Realty                        12,600         742
      Pan Pacific Retail
       Properties                         99,950       6,635

                                        SHARES/     MARKET
DESCRIPTION                       FACE AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
SHOPPING CENTERS -- CONTINUED
      Regency Centers                     93,800  $    5,365
      Weingarten Realty Investors         88,100       3,455
                                                  ------------
                                                      22,784

      STORAGE -- 5.3%
      Public Storage                     127,700       8,077
      U-Store-It Trust                    91,500       1,743
                                                  ------------
                                                       9,820

      WAREHOUSE/INDUSTRIAL -- 3.1%
      EastGroup Properties                42,300       1,781
      Prologis                            72,070       2,900
      PS Business Parks                   22,616       1,006
                                                  ------------
                                                       5,687
                                                  ------------

    Total Financial (Cost $133,118)                  178,793
                                                  ------------
Total Common Stock (Cost $133,118)                    178,793
                                                  ------------

REPURCHASE AGREEMENT -- 3.5%
  Deutsche Bank 3.33%, dated
    06/30/05, to be repurchased on
    07/01/05, repurchase price
    $6,532,697 (collateralized by a US
    Government obligation, par value
    $6,568,000, 5.020%, 03/22/12,
    total market value $6,663,273)(B)     $6,532       6,532
                                                  ------------
Total Repurchase Agreement (Cost $6,532)               6,532
                                                  ------------

Total Investments -- 100.1% (Cost $139,650)+         185,325
                                                  ------------

Total Other Assets and Liabilities -- (0.1%)            (212)
                                                  ------------

Net Assets-- 100.0%                               $  185,113
                                                  ============


Cost figures are shown with "000's" omitted.

(A)   -- Security classified as C - Corporation
(B)   -- Tri-party repurchase agreement
Cl    -- Class
REITs -- Real Estate Investment Trusts

+ At June 30, 2005, the tax basis cost of the Fund's investments was $139,650,351, and the unrealized appreciation and depreciation were $45,723,561 and $(49,010), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Technology & Communications Fund
June 30, 2005 (unaudited)


                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.3%
    CONSUMER CYCLICAL -- 2.2%
      ENTERTAINMENT SOFTWARE -- 1.4%
      Electronic Arts*                    53,400  $     3,023
                                                  ------------
      RADIO -- 0.8%
      XM Satellite Radio Holdings,
            Cl A*                         53,400        1,797
                                                  ------------
    Total Consumer Cyclical (Cost $ 4,572)              4,820
                                                  ------------
    HEALTH CARE -- 6.2%
      DIAGNOSTIC EQUIPMENT -- 0.6%
      Gen-Probe*                          40,000        1,449
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 5.6%
      Affymetrix*                         66,800        3,603
      Amgen*                              20,000        1,209
      Celgene*                            46,700        1,904
      Genentech*                          73,400        5,893
                                                  ------------
                                                       12,609
                                                  ------------
    Total Health Care (Cost $ 10,304)                  14,058
                                                  ------------
    SERVICES -- 1.5%
      COMPUTER SERVICES -- 1.5%
      DST Systems*                        46,700        2,186
      Manhattan Associates*               66,600        1,279
                                                  ------------
                                                        3,465
                                                  ------------
    Total Services (Cost $ 2,781)                       3,465
                                                  ------------
    TECHNOLOGY -- 89.4%
      APPLICATIONS SOFTWARE -- 6.0%
      Infosys Technologies ADR            66,700        5,167
      Microsoft                          158,400        3,935
      Satyam Computer Services
         ADR*                            166,900        4,339
                                                  ------------
                                                       13,441
      B2B/E-COMMERCE -- 0.8%
      webMethods*                        333,100        1,865
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 2.8%
      Nextel Communications, Cl A*       100,100        3,234
      Nextel Partners, Cl A*             123,300        3,104
                                                  ------------
                                                        6,338
      COMMUNICATIONS SOFTWARE -- 1.0%
      Avid Technology*                    43,300        2,307
                                                  ------------
      COMPUTER AIDED DESIGN -- 3.2%
      Autodesk                           180,200        6,193
      Parametric Technology*             166,900        1,065
                                                  ------------
                                                        7,258
      COMPUTERS -- 6.3%
      Apple Computer*                    173,200        6,375
      Dell*                               46,700        1,845
      International Business
       Machines                           33,300        2,471
      PalmOne*                            88,400        2,632

                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
      COMPUTERS -- CONTINUED
      Research In Motion*                 13,400  $       988
                                                  ------------
                                                       14,311
      COMPUTERS-INTEGRATED SYSTEMS -- 1.9%
      NCR*                               123,400        4,334
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 6.0%
      EMC*                               291,700        3,999
      Network Appliance*                 133,200        3,766
      SanDisk*                           133,300        3,163
      Seagate Technology                  66,600        1,169
      Western Digital*                   100,000        1,342
                                                  ------------
                                                       13,439
      DATA PROCESSING/MANAGEMENT -- 5.8%
      Automatic Data Processing           66,700        2,799
      Fiserv*                             99,800        4,287
      Global Payments                     51,800        3,512
      Veritas Software*                  100,300        2,447
                                                  ------------
                                                       13,045
      DECISION SUPPORT SOFTWARE -- 1.3%
      Cognos*                             88,500        3,021
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.0%
      Jabil Circuit*                      71,800        2,207
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 11.6%
      Advanced Micro Devices*            100,100        1,736
      Broadcom, Cl A*                     99,800        3,544
      Intel                              133,100        3,469
      International Rectifier*            67,100        3,202
      Intersil, Cl A                     199,900        3,752
      Microsemi*                         211,600        3,978
      Nvidia*                            166,500        4,449
      QLogic*                             66,800        2,062
                                                  ------------
                                                       26,192
      ELECTRONIC FORMS -- 1.5%
      Adobe Systems                      116,800        3,343
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 2.6%
      Oracle*                            317,000        4,185
      SAP ADR                             40,000        1,732
                                                  ------------
                                                        5,917
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.8%
      Avocent*                            66,700        1,744
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 1.5%
      F5 Networks*                        72,650        3,432
                                                  ------------
      INTERNET SECURITY -- 3.2%
      Check Point Software
         Technologies*                    66,500        1,316
      Symantec*                          201,000        4,370
      VeriSign*                           50,100        1,441
                                                  ------------
                                                        7,127

      NETWORKING PRODUCTS -- 3.9%
      Cisco Systems*                     200,200        3,826
      Juniper Networks*                  149,700        3,769

--------------------------------------------------------------------------------

                                    SHARES/FACE      MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      NETWORKING PRODUCTS -- CONTINUED
      Netgear*                            66,600  $     1,239
                                                  ------------
                                                        8,834
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 7.5%
      Analog Devices                     110,200        4,111
      Cypress Semiconductor*             233,500        2,940
      Emulex*                            156,900        2,865
      Marvell Technology Group*           98,500        3,747
      Maxim Integrated Products           83,300        3,183
                                                  ------------
                                                       16,846
      SEMICONDUCTOR EQUIPMENT -- 4.8%
      Applied Materials*                 200,200        3,239
      Kla-Tencor*                         55,100        2,408
      Lam Research*                       87,000        2,518
      Varian Semiconductor
         Equipment Associates*            73,300        2,712
                                                  ------------
                                                       10,877
      TELECOMMUNICATIONS EQUIPMENT -- 3.3%
      Adtran                              66,600        1,651
      Harris                             106,800        3,333
      Plantronics                         66,800        2,429
                                                  ------------
                                                        7,413
      TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 1.5%
      Corning*                           199,900        3,322
                                                  ------------
      WEB HOSTING/DESIGN -- 1.0%
      Macromedia*                         60,100        2,297
                                                  ------------
      WEB PORTALS/ISP -- 6.2%
      Google, Cl A*                       27,500        8,089
      Yahoo!*                            166,900        5,783
                                                  ------------
                                                       13,872
      WIRELESS EQUIPMENT -- 3.9%
      Motorola                           133,300        2,434
      Nokia ADR                          166,900        2,777
      Qualcomm                           111,600        3,684
                                                  ------------
                                                        8,895
                                                  ------------
    Total Technology (Cost $ 149,386)                 201,677
                                                  ------------
Total Common Stock (Cost $167,043)                    224,020
                                                  ------------

REPURCHASE AGREEMENT -- 0.4%
  Morgan Stanley 3.25%, dated
    06/30/05, to be repurchased
    on 07/01/05, repurchase price
    $907,037 (collateralized by a
    U.S. Government obligation,
    par value $825,000, 6.060%,
    05/28/13, total market value
    $929,797)(A)                            $907          907
                                                  ------------
Total Repurchase Agreement (Cost $907)                    907
                                                  ------------

Total Investments -- 99.7% (Cost $167,950)+           224,927
                                                  ------------

Total Other Assets and Liabilities -- 0.3%                788
                                                  ------------

Net Assets -- 100.0%                              $   225,715
                                                  ============


Cost figures are shown with "000's" omitted.

*    -- Non-income producing security
(A)  -- Tri-party repurchase agreement
ADR  -- American Depositary Receipt
Cl   -- Class

+ At June 30, 2005, the tax basis cost of the Fund's investments was $169,584,377, and the unrealized appreciation and depreciation were $59,434,905 and $(4,092,732), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Dwight Intermediate Fixed Income Fund
June 30, 2005 (unaudited)


                                           FACE          MARKET
DESCRIPTION                            AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
FNMA -- 20.9%
    FNMA  TBA
      5.500%, 08/01/35                     $ 350  $       355
      5.500%, 08/01/35                       200          203
      5.000%, 08/01/20                       400          404
      5.000%, 07/14/35                       350          350
      4.500%, 08/01/20                       300          299
      4.500%, 08/01/20                       150          149
                                                  ------------
Total FNMA (Cost $1,757)                                1,760
                                                  ------------

RESIDENTIAL MORTGAGES-AGENCY-- 0.8%
    Federal Home Loan Mortgage
      Corporation Structured Pass
      Through CMO, Ser H010, Cl A2
      2.028%, 04/15/10                        62           62
    Federal Home Loan Mortgage
      Corporation Structured Pass
      Through, Ser H005, Cl A2
      2.550%, 08/15/07                         3            3
                                                  ------------
Total Residential Mortgages-Agency (Cost $65)              65
                                                  ------------

COMMERICAL MORTGAGES -- 8.8%
    Banc of America Commercial
      Mortgage CMBS, Ser 2000-1,
       Cl A1A
      7.109%, 11/15/31                        48           51
    Countrywide Home Loans CMO,
      Ser 2004-HYB6, Cl A2
      4.724%, 11/20/34                       156          156
    DLJ Commercial Mortgage CMBS,
      Ser 2000-CF1, Cl A1B
      7.620%, 06/10/33                        50           57
    GMAC Commercial Mortgage
      Securities CMBS, Ser
      1991-C1, Cl A1
      5.830%, 05/15/33                        15           15
    JP Morgan Commercial Mortgage
      Finance CMBS, Ser 1998-C6,
       Cl B
      6.735%, 01/15/30                        50           53
    Keycorp CMBS, Ser 2000-C1,
       Cl A1
      7.617%, 05/17/32                        10           10
    Lehman Brothers-UBS
      Commercial Mortgage Trust
      CMBS, Ser 2002-C7, Cl A2
      3.899%, 12/15/26                        25           25
    Morgan Stanley Capital CMBS,
      Ser 1999-FNV1, Cl D
      7.030%, 03/15/31                        67           72
    Morgan Stanley Capital I
      CMBS, Ser 1998-HF1, Cl C
      6.750%, 03/15/30                       125          133
    Morgan Stanley Dean Witter
      Capital CMBS, Ser
      2000-LIF2, Cl A1
      6.960%, 10/15/33                        39           41
    Mortgage Capital Funding
      CMBS, Ser 1998-MC1, Cl C
      6.947%, 03/18/30                       100          106


                                          FACE          MARKET
DESCRIPTION                            AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    Nationslink Funding
      Corporation CMBS, Ser
      1999-1, Cl 2
      6.316%, 01/20/31                      $ 18  $        20
                                                  ------------
Total Commercial Mortgages (Cost $746)                    739
                                                  ------------

MORTGAGE RELATED -- 6.9%
    Centex Home Equity ABS, Ser
      2005-c  Cl Av2
      3.290%, 06/25/35                       100          100
    Popular ABS Mortgage Pass
      Through Trust, Ser 2005-3,
      Cl Af1
      3.310%, 07/25/35                       100          100
    Renaissance Home Equity Loan
      CMO, Ser 2005-2,  Cl Av1
      3.250%, 07/25/35                       100          100
    Residential Asset Securities
      ABS, Ser 2001-KS2,  Cl AI5
      7.014%, 06/25/31                        79           80
    Washington Mutual CMO, Ser
      2005-AR2, Cl 2A22 (D)
      3.283%, 01/25/45                       141          141
    WFS Financial Owner Trust
      ABA, Ser 2005-2, Cl A3
      4.170%, 12/17/09                        60           60
                                                  ------------
Total Mortgage Related (Cost $582)                        581
                                                  ------------

ASSET-BACKED SECURITIES -- 22.4%
      AUTO & TRANSPORTATION -- 3.1%
    Americredit Automobiles
      Receivable ABS, Ser 2002-A,
       Cl A4
      4.610%, 01/12/09                        11           11
    Chase Manhattan Auto Owner
      Trust ABS, Ser 2003-A, Cl A4
      2.060%, 12/15/09                        55           54
    Harley-Davidson Motorcycle
      Trust, Ser 2002-1, Cl A2
      4.500%, 01/15/10                        58           58
    Harley-Davidson Motorcycle
      Trust, Ser 2003-1, Cl A2
      2.630%, 11/15/10                        71           70
    Harley-Davidson Motorcycle
      Trust ABS, Ser 2003-3, Cl B
      2.280%, 05/15/11                        37           37
    MFN Auto Receivables Trust,
      Private Placement 144A,
       Ser 2001-A, Cl A2
      5.070%, 06/15/07                         1            1
    Mitsubishi Motors Credit of
      America, Ser 2001-2, Cl A4
      3.470%, 07/15/06                        16           16
    Volkswagen Auto Lease Trust
      ABS, Ser 2002-A, Cl A4
      2.750%, 12/20/07                        14           14
                                                  ------------
                                                          261
                                                  ------------
      CREDIT CARD -- 3.9%
    Bank One Issuance Trust, Ser
      2002-A4, Cl A4
      2.940%, 06/16/08                        19           19

--------------------------------------------------------------------------------
                                       1

SCHEDULE OF INVESTMENTS

Dwight Intermediate Fixed Income Fund
June 30, 2005 (unaudited)


                                          FACE          MARKET
DESCRIPTION                            AMOUNT (000)    VALUE(000)
-----------------------------------------------------------------
    Citibank Omni-S Master Trust,
      Ser 2000-2, Cl A
      6.750%, 09/16/09                      $ 17   $       17
    Household Affinity Credit
      Card Master, Ser 2003-2,
      Cl A
      2.180%, 02/15/08                       100           99
    MBNA Credit Card Master Note
      Trust, Ser 2001-C3, Cl C3
      6.550%, 12/15/08                        40           41
    Metris Master Trust, Ser
      2002-4, Cl A
      3.640%, 05/20/11                       150          151
                                                  ------------
                                                          327
                                                  ------------
      EQUIPMENT -- 4.7%
    Aircraft Certificate Owner
      Trust ABS, Private
      Placement 144A, Ser
      2003-1A, Cl B
      4.725%, 09/20/22                       150          150
    Aircraft Certificate Owner
      Trust ABS, Private
      Placement 144A, Ser
      2003-1A, Cl D
      6.455%, 09/20/22                        75           77
    Aircraft Certificate Owner
      Trust ABS, Ser 2003-1A, Cl C
      5.551%, 09/20/22                        50           50
    CNH Equipment Trust ABS, Ser
      2003-A, Cl A4B
      2.570%, 09/15/09                        32           32
    John Deere Owner Trust ABS,
       Ser 2003-A, Cl A4
      2.440%, 06/15/10                        91           89
                                                  ------------
                                                          398
                                                  ------------
      HOME EQUITY LOANS -- 7.7%
    Centex Home Equity, Ser
      2001-A, Cl A6
      6.250%, 04/25/31                        59           59
    Centex Home Equity, Ser
      2003-C, Cl AF3
      3.690%, 03/25/28                        20           20
    Chase Funding Mortgage Loan
      Association ABS, Ser
      2003-4,
       Cl 1A3
      2.734%, 09/25/24                        29           29
    CIT Group Home Equity Loan
      Trust, Ser 2002-1, Cl AF5
      6.710%, 02/25/33                        10           10
    Citifinancial Mortgage
      Securities, Ser 2003-2, Cl
      AF2
      2.130%, 05/25/33                        49           49
    Countrywide Asset Backed
      Certificates ABS, Ser
      2003-S2, Cl A2
      3.438%, 12/25/18                        30           30
    Countrywide Asset Backed
      Certificates, Ser 2003-5,
       Cl MF2
      5.959%, 11/25/33                       100          102
    Equivantage Home Equity Loan
      Trust, Ser 1996-3, Cl A3
      7.700%, 09/25/27                        23           23

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE(000)
-----------------------------------------------------------------
    First Franklin Mortgage Loan            $ 49    $      49
      Asset ABS, Ser 2004-FF8,
       Cl A24
      3.450%, 10/25/34
    First Union-Chase Commercial
      Mortgage CMO, Ser 1999-C2,
      Cl A1
      6.363%, 06/15/31                        10           10
    GMAC Commercial Mortgage
      Securities, Ser 1999-C3, Cl
      A1A
      6.970%, 08/15/36                        33           34
    Government National Mortgage
      Association CMO, Ser
      2003-47, Cl A
      2.848%, 06/16/18                         3            3
    Long Beach Mortgage Loan
      Trust ABS, Ser 2004-1, Cl A3
      3.610%, 02/25/34                         9            9
    Merrill Lynch Mortgage
      Investors ABS, Ser
      2004-SL1, Cl A
      3.570%, 04/25/35                        16           15
    Residential Asset Mortgage
      Products, Ser 2004-RS4, Cl
      AI3
      4.003%, 01/25/30                       130          130
    Residential Asset Securities
      ABS, Ser 2003-KS10, Cl AI2
      2.710%, 05/25/26                        30           30
    Residential Asset Securities,
       Ser 3002-KS3, Cl AI6
      5.960%, 09/25/31                        45           47
                                                  ------------
                                                          649
                                                  ------------
      INFRASTRUCTURE -- 0.5%
    California Infrastructure,
       Ser 1997-1, Cl A6
      6.380%, 09/25/08                        42           42
                                                  ------------
      MANUFACTURED HOUSING-- 0.0%
    Access Financial,
      Manufacturing Housing
      Contract Trust,
       Ser 1995-1, Cl A3
      7.100%, 05/15/21                         3            3
                                                  ------------
      OTHER -- 1.9%
    Comed Transitional Funding
      Trust ABS, Ser 1998-1, Cl A6
      5.630%, 06/25/09                        56           57
    PP&L Transition Bond LLC ABS,
      Ser 1999-1, Cl A8
      7.150%, 06/25/09                        25           27
    Structured Asset Investment
      Loan ABS, Ser 2003-BC3, Cl
      M2
      5.260%, 04/25/33                        75           75
                                                  ------------
                                                          160
                                                  ------------
      RECREATIONAL VEHICLES-- 0.6%
    Distribution Financial
      Services Trust, Ser 1999-1,
      Cl A6
      6.020%, 11/15/16                        50           50
                                                  ------------
Total Asset-Backed Securities
  (Cost $1,888)                                         1,890
                                                  ------------


--------------------------------------------------------------------------------

                                          FACE          MARKET
DESCRIPTION                            AMOUNT (000)    VALUE(000)
-----------------------------------------------------------------

CORPORATE BONDS -- 26.7%
    Alrosa Finance
    Private Placement 144A
      8.875%, 11/17/14                      $ 50     $     57
    America West Airlines, Ser
      2001-1
      7.100%, 04/02/21                        84           88
    American Airlines
      7.250%, 02/05/09                       150          142
      3.857%, 07/09/10                        89           88
    Arcel Finance, Private
      Placement 144A
      7.048%, 09/01/11                        50           52
    Autozone
      5.500%, 11/15/15                        40           40
    Banco Bradesco
      8.750%, 10/24/13                       100          100
    Bear Sterns
      5.700%, 11/15/14                        50           54
    Bombardier, Private Placement
      144A
      6.300%, 05/01/14                       100           90
    Brasil Telecom
      9.375%, 02/18/14                        80           86
    Capital One Multi-Asset
      Execution Trust, Series
      2005-b2  Class B2
      3.370%, 03/15/11                       100          100
    Continental Airlines, Ser
      2002-1, Cl G2
      6.563%, 02/15/12                       200          213
    Delta Air Lines, Ser 2002-1
      6.718%, 01/02/23                       125          131
      6.417%, 07/02/12                        30           32
    Ford Motor Credit Company
      5.700%, 01/15/10                        50           46
    GE Global Insurance Holdings
      7.500%, 06/15/10                        50           56
    General Electric Capital MTN
      5.450%, 01/15/13                        50           53
    Hutchison Whamp
      International, Private
      Placement 144A
      6.500%, 02/13/13                       100          109
    Indymac Home Equity Loan, Ser
      2001-A, Cl AF6
      6.537%, 11/25/30                        14           14
    International Lease Finance
      4.500%, 05/01/08                        50           50
    Kingsway America
      7.500%, 02/01/14                        50           53
    Liberty Media
      5.700%, 05/15/13                        50           46
    NBD Bank National Michigan
      8.250%, 11/01/24                        25           34
    Northwest Airlines 2000-1
      8.072%, 10/01/19                        86           94
    Northwest Airlines, Ser
      1999-1A
      6.810%, 02/01/20                        83           72
    Northwest Airlines, Ser
      2002-1,
       Cl G2
      6.264%, 11/20/21                        47           49
    Ohio Powers, Ser F
      5.500%, 02/15/13                        50           53
    Pemex Project Funding Master
      Trust, 144A
      5.750%, 12/15/15                        50           50
    Pepco Holdings
      6.450%, 08/15/12                        50           54

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000))   VALUE (000)
-----------------------------------------------------------------
    Simon Property Group,                   $ 50   $       50
       Private Placement 144A
      5.100%, 06/15/15
    Sprint Capital Corporation
      8.375%, 03/15/12                        50           60
    Zions Bancorp
      6.000%, 09/15/15                        20           22
                                                  ------------
Total Corporate Bonds (Cost $2,178)                     2,248
                                                  ------------

TREASURY BILLS -- 0.0%
    U.S. Treasury Bill
      2.729%, 07/14/05(B) (C)                  4            4
                                                  ------------
Total Treasury Bills (Cost $4)                              4
                                                  ------------

TREASURY NOTES -- 3.1%
    U.S. Treasury Notes
      4.000%, 03/15/10                       200          202
      4.000%, 02/15/15                        62           62
                                                  ------------
Total Treasury Notes (Cost $259)                          264
                                                  ------------

REPURCHASE AGREEMENT -- 30.1%
  Morgan Stanley
     2.80%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $2,542,277
    (collateralized by a U.S.
    Government obligation, par
    value $6,896,466, 6.125%,
    11/15/27, total market value
    $2,592,933)(A)                         2,542        2,542
                                                  ------------
Total Repurchase Agreement (Cost $2,542)                2,542
                                                  ------------

Total Investments-- 119.7% (Cost $10,021)+             10,093
                                                  ------------

Other Assets and Liabilities-- (19.7%)                 (1,658)
                                                  ------------

Total Net Assets 100.0%                           $     8,435
                                                  ============

--------------------------------------------------------------------------------

Cost figures are shown with "000's" omitted.

144A  --  Security exempt from registration under Rule 144A of the
          Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $635,084 representing 7.5% of net assets.
(A)   --  Tri-party repurchase agreement
(B)   --  Security has been pledged as collateral for open
          futures contracts. See Exhibit A for more details
(C)   --  The rate reflected on the Schedule of Investments
          represents the security's effective yield at time
          of purchase.
(D)   --  Variable rate security-- rate reflected is as of
          June 30, 2005
ABS   --  Asset-Backed Security
Cl    --  Class
CMBS  --  Commercial Mortgage-Backed Security
CMO   --  Collateralized Mortgage Obligation
FNMA  --  Federal National Mortgage Corporation
LLC   --  Limited Liability Company
MTN   --  Medium-Term Note
Ser   --  Series
TBA   --  Securities traded under delayed delivery commitments settling after
          June 30, 2005. Income on these securities will not be earned until settle date.

+ At June 30, 2005, the tax basis cost of the Fund's investments was $10,021,275, and the unrealized appreciation and depreciation were $99,510 and $(29,931), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                                       4

SCHEDULE OF INVESTMENTS

Dwight Short Term Fixed Income Fund
June 30, 2005 (unaudited)


                                           FACE          MARKET
DESCRIPTION                            AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------

COMMERCIAL MORTGAGES -- 18.3%
    Bear Stearns Commercial
      Mortgage CMBS,
       Ser 2001-TOP4, Cl A1
      5.060%, 11/15/16                   $ 6,042   $    6,157
    Bear Stearns Commercial
      Mortgage CMBS,
       Ser 2003-T12, Cl A1
      2.960%, 08/13/39                     5,976        5,818
    Bear Stearns Commercial
      Mortgage CMBS,
       Ser 2004-PWR3, Cl A1
      3.236%, 02/11/41                     9,023        8,794
    Bear Stearns Commercial
      Mortgage CMBS,
       Ser 2004-T14, Cl A1
      3.570%, 01/12/41                    10,760       10,614
    CS First Boston Mortgage
      Securities CMBS,
       Ser 2004-C1, Cl A1
      2.254%, 01/15/37                     2,172        2,117
    LB-UBS Commercial Mortgage
      Trust CMBS,
       Ser 2004-c1, Cl A1
      2.964%, 01/15/29                     8,499        8,281
    Merrill Lynch Mortgage Trust
      CMBS, Ser 2002-MW1, Cl A2
      4.929%, 07/12/34                     7,000        7,113
    Morgan Stanley Dean Witter
      Capital CMBS,
       Ser 2001-TOP3, Cl A1
      5.310%, 07/15/33                     1,246        1,253
    Prudential Mortgage Capital
      Funding CMBS,
       Ser 2001-ROCK, Cl A1
      6.232%, 05/10/34                     6,134        6,424
    Wachovia Bank Commercial
      Mortgage CMBS,
       Ser 2004-C10, Cl A1
      3.065%, 02/15/41                     7,154        6.969
                                                  ------------
Total Commercial Mortgages
  (Cost $64,304)                                       63,540
                                                  ------------

RESIDENTIAL MORTGAGES -- 9.0%
    Bank of America Mortgage
      Securities PAC CMO,
       Ser 2004-3, Cl 2A14
      4.500%, 04/25/34                     8,883        8,804
    GSR Mortgage Loan Trust CMO,
      Ser 2004-12, Cl 3A3
      4.499%, 12/25/34                    10,000        9.918
    Residential Funding Mortgage
      Securities CMO,
       Ser 2004-S6, Cl 1A4
      5.500%, 06/25/34                     8,019        8,053
    Wells Fargo Mortgage Backed
      Securities PAC CMO,
       Ser 2002-18, Cl 2A4
      6.000%, 12/25/32                     4,353        4,385
                                                  ------------
Total Residential Mortgages (Cost $31,480)             31,160
                                                  ------------

                                           FACE          MARKET
DESCRIPTION                            AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------

FNMA -- 14.7%
    FNMA TBA
      6.000%, 07/14/35                  $ 30,000  $     3,750
      5.500%, 08/01/18                    20,000       20,500
                                                  ------------
Total FNMA (Cost $51,272)                              51,250
                                                  ------------

MORTGAGE RELATED -- 2.4%
    Sequoia Mortgage Trust CMO,
      Ser 2004-9, Cl A2
      3.660%, 10/20/34                     8,219        8,229
                                                  ------------
Total Mortgage Related (Cost $8,235)                    8,229
                                                  ------------

ASSET-BACKED SECURITIES -- 21.7%
      AUTO & TRANSPORTATION -- 2.8%
    Carmax Auto Owner Trust ABS,
      Ser 2003-2, Cl A4
      3.070%, 10/15/10                    10,000        9,846
                                                  ------------
      CREDIT CARD -- 3.1%
    Capital One Master Trust ABS,
      Ser 1998-1, Cl A
      6.310%, 06/15/11                    10,200       10,801
                                                  ------------
      HOME EQUITY LOANS -- 9.2%
    Countrywide Home Loans CMO,
      Ser 2004-13, Cl 2A17
      5.750%, 08/25/34                     7,357        7,475
    GMAC Mortgage Corporation
      Loan ABS, Ser 2003-HE2, Cl
      A2
      3.140%, 06/25/25                     4,960        4,933
    MLCC Mortgage Investors CMO,
      Ser 2004-1, Cl 1A
      4.616%, 12/25/34                     8,782        8,837
    Residential Funding Mortgage
      Securities ABS,
       Ser 2003-HI3, Cl AI4
      4.670%, 06/25/18                    10,474       10,522
                                                  ------------
                                                       31,767
      OTHER -- 6.6%
    Countrywide Asset Backed
      Certificate ABS,
      Ser 2003-5, Cl AF3
      3.613%, 04/25/30                     1,400        1,394
    Structured Asset Securities
      CMO, Ser 2002-21A, Cl 4A1
      5.150%, 11/25/32                     6,593        6,588
    Structured Asset Securities
      CMO, Ser 2004-21XS, Cl 2A1A
      2.860%, 12/25/34                     4,977        4,961
    Structured Asset Securities
      CMO, Ser 2004-21XS, Cl 2A2
      3.590%, 12/25/34                    10,000        9,904
                                                  ------------
                                                       22,847
                                                  ------------
Total Asset-Backed Securities (Cost $76,113)           75,261
                                                  ------------

CORPORATE BONDS -- 9.9%
    Capital One Financial
      8.750%, 02/01/07                     5,000        5,339


--------------------------------------------------------------------------------
                                       1

                                          FACE          MARKET
DESCRIPTION                            AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    General Electric Capital MTN,
       Ser A
      3.750%, 12/15/09                   $ 5,000  $     4,910
    Roslyn Bancorp
      5.750%, 11/15/07                     3,000        3,075
    SBC Communications Capital
      MTN, Ser E
      7.000%, 10/01/12                     5,000        5,333
    Southwest Gas MTN, Ser A
      6.890%, 09/24/07                     5,000        5,263
    Southwestern Bell Telephone
      6.625%, 07/15/07                     5,000        5,222
    Unitrin
      5.750%, 07/01/07                     5,000        5,126
                                                  ------------
Total Corporate Bonds (Cost $34,819)                   34,268
                                                  ------------

CASH EQUIVALENTS -- 30.5%
    Countrywide Asset-Backed
      Certificates ABS,
       Ser 2004-7, Cl AF1
      3.514%, 10/25/22                     5,497        5,499
    EQCC Trust ABS,
       Ser 2002-1, Cl 2A
      3.614%, 11/25/31                     1,849        1,852
    Fannie Mae Whole Loan ABS,
       Ser 2001-W4, Cl AF5
      5.610%, 02/25/32                     3,811        3,817
    First Franklin Mortgage Loan
      ABS, Ser 2004-FF8, Cl A24
      3.450%, 10/25/34                     6,561        6,562
    First Horizon Alternative
      Mortgage CMO, Ser 2004-AA4,
      Cl A1
      5.465%, 10/25/34                     8,046        8,222
    First Horizon Trust ABS,
       Ser 2004-HE3, Cl A
      3.600%, 10/25/34                     7,768        7,794
    GMAC Mortgage Corporation
      Loan ABS, Ser 2002-HE1, Cl
      A2
      3.550%, 01/25/29                     7,888        7,898
    Granite Mortgages CMO,
       Ser 2004-3, Cl 1A3
      3.530%, 09/20/44                     9,250        9,254
    Holmes Financing CMO,
       Ser 8, Cl 2A
      3.221%, 04/15/11                     5,000        4,998
    Ixis Real Estate Capital
      Trust ABS, Ser 2004-HE4, Cl
      A3
      3.650%, 02/25/35                    10,000       10,033
    Nomura Asset Acceptance CMO,
       Ser 2004-AP3, Cl A1
      3.510%, 10/25/34                     6,230        6,234
    Providian Gateway Master
      Trust ABS, Private
      Placement 144A, Ser
      2004-EA, Cl A
      3.350%, 11/15/11                    10,000        9,975
    Renaissance Home Equity Loan
      Trust ABS, Ser 2003-4, Cl A2
      3.510%, 03/25/34                     3,642        3,643
    Renaissance Home Equity Loan
      Trust ABS, Ser 2004-4, Cl
      AF1
      3.510%, 02/25/35                     8,091        8,108

                                          FACE         MARKET
DESCRIPTION                            AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    Residential Asset Mortgage
      Products ABS,
       Ser 2004-RS10, Cl AI1
      3.490%, 11/25/23                   $ 5,488  $     5,489
    Residential Asset Securities
      ABS, Ser 2003-KS1, Cl A1
      3.720%, 01/25/33                     4,393        4,409
    Residential Funding Mortgage
      Securities ABS,
       Ser 2004-HS1, Cl AI1
      3.410%, 12/25/18                     2,175        2,175
                                                  ------------
Total Cash Equivalents (Cost $105,876)                105,962
                                                  ------------

REPURCHASE AGREEMENT -- 8.2%
  UBS Warburg LLC
     3.35%, dated 06/30/05, to be
    repurchased on 07/01/05,
    repurchase price $28,396,048
    (collateralized by a U.S.
    Government obligation, par
    value $28,615,000, 4.625%,
    05/01/13, total market value
    $28,963,816)(A)                      $28,393       28,393
                                                  ------------
Total Repurchase Agreement  (Cost $28,393)             28,393
                                                  ------------

Total Investments -- 114.7% (Cost $400,492)+          398,063
                                                  ------------

Total Other Assets and Liabilities -- (14.7%)         (51,044)
                                                  ------------

Net Assets -- 100.0%                              $   347,019
                                                  ============

Cost figures are shown with "000's" omitted.

(A)  --  Tri-party repurchase agreement
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $9,975,000 representing 2.9% of net assets.
ABS  --  Asset-Backed Security
Cl   --  Class
CMBS --  Commercial Mortgage-Backed Security
CMO  --  Collateralized Mortgage Obligation
FNMA --  Federal National Mortgage Corporation
LLC  --  Limited Liability Company
MTN  --  Medium-Term Note
Ser  --  Series
TBA -- Security traded under delayed delivery commitments settling after June 30, 2005. Income on this security will not be earned until settle date.

+ At June 30, 2005, the tax basis cost of the Fund's investments was $400,492,447, and the unrealized appreciation and depreciation were $174,566 and $(2,603,702), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


PBHG Cash Reserves Fund
June 30, 2005 (unaudited)




                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------

COMMERCIAL PAPER -- 73.0%
    ABN Amro
      3.455%, 12/09/05             $       600     $      600
    Apreco LLC
      3.126%, 07/15/05 (A)                 800            799
    Barclays
      3.124%, 05/09/06                     800            800
    Cafco
      3.096%, 07/12/05 (A)                 800            799
    Calyon
      3.455%, 12/30/05                     500            500
    Chariot Funding LLC
      3.168%, 07/15/05 (A)                 800            799
    Coca-Cola
      3.261%, 08/03/05 (A)               1,000            997
    Columbia University
      3.277%, 09/02/05 (A)               1,000            994
    CRC Funding LLC
      3.141%, 07/18/05 (A)                 797            796
    Depfa Bank Plc
      3.065%, 07/14/05                   1,000          1,000
    Deutsche Bank
      3.530%, 12/12/05                   1,000          1,000
    General Electric Capital
      3.050%, 07/18/05                   1,500          1,498
    GlaxoSmithKline Plc
      3.059%, 07/08/05 (A)               1,000            999
    Goldman Sachs Group
      3.098%, 07/08/05 (A)                 800            800
    Greyhawk Funding
      3.162%, 08/02/05 (A)                 800            798
    HBOS Treasury Services Plc
      2.460%, 11/09/05                     600            600
    IBM
      3.041%, 07/13/05 (A)               1,000            999
    International Lease Finance
      3.264%, 08/08/05 (A)               1,000            997
    Jupiter Securitization
      3.178%, 07/15/05 (A)                 800            799
    Merrill Lynch & Company
      5.579%, 07/14/05                     800            799
    Mont Blanc Capital
      3.168%, 07/15/05 (A)                 800            799
    Morgan Stanley Dean Witter
      3.080%, 07/18/05                     800            799
    New York Times
      3.250%, 08/23/05 (A)               1,000            995
    Park Avenue Receivables
      3.229%, 07/21/05 (A)                 500            499
    Pitney Bowes
      3.272%, 07/05/05 (A)                 951            951
    Procter & Gamble
      3.038%, 07/05/05 (A)               1,000          1,000
    Regional Transportation
      Authority
      3.120%, 08/09/05                   1,200          1,200
    Sheffield Receivables
      3.269%, 07/25/05 (A)                 700            698
    Total Capital
      3.059%, 07/05/05 (A)               1,000          1,000
    Wells Fargo Bank
      3.200%, 07/19/05                   1,000          1,000
    Wilmington Trust
      3.140%, 08/04/05                   1,000          1,000
    Windmill Funding
      3.163%, 08/10/05 (A)                 800            797


                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    Yale University                 $      700    $        698
      3.186%, 08/04/05 (A)
    Yorktown Capital
      3.229%, 07/20/05 (A)                 500            499
                                                  ------------
Total Commercial Paper (Cost $29,308)                  29,308
                                                  ------------

CORPORATE BONDS -- 6.3%
    American Express Centurion
      3.280%, 02/28/06                   1,000          1,000
    Permanent Financing Plc,
       Ser 8, Cl 1A
      3.201%, 06/10/06                     515            515
    US Bancorp
      3.564%, 09/16/05                   1,000          1,000
                                                  ------------
Total Corporate Bonds (Cost $2,515)                     2,515
                                                  ------------

MORTGAGE RELATED -- 1.8%
    Lothian Mortgages Plc CMO,
      Private Placement 144A,
      Ser 4A, Cl A1
      3.290%, 01/24/06                     450            450
    Permanent Financing Plc CMO,
      Ser 7, Cl 1A
      3.150%, 03/10/06                     265            265
                                                  ------------
Total Mortgage Related (Cost $715)                        715
                                                  ------------

U.S. GOVERNMENT BOND -- 3.7%
    Federal National Mortgage
      Association
      7.000%, 07/15/05                   1,500          1,502
                                                  ------------
Total U.S. Government Bond (Cost $1,502)                1,502
                                                  ------------

REPURCHASE AGREEMENT -- 15.4%
  Goldman Sachs Group
     3.45%, dated 06/30/05, to
     be repurchased on 07/01/05,
     repurchase price $6,200,594
     (collateralized by a U.S.
     Government obligation, par
     value $6,212,910, 5.500%,
     06/01/35, total market value
     $6,324,000)(B)                     $6,200          6,200
                                                  ------------
Total Repurchase Agreement (Cost $6,200)                6,200
                                                  ------------

Total Investments -- 100.2% (Cost $40,240)+            40,240
                                                  ------------

Total Other Assets and Liabilities -- (0.2%)              (71)
                                                  ------------

Net Assets -- 100.0%                              $    40,169
                                                  ============

--------------------------------------------------------------------------------
                                       1

Cost figures are shown with "000's" omitted.

(A) -- Discount Note, rate reflected is the effective yield at the time of purchase.
(B)  --  Tri-party repurchase agreement
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, this security amounted to a value of $450,000 representing 1.1% of net assets.
Cl   --  Class
CMO  --  Collateralized Mortgage Obligation
LLC  --  Limited Liability Company
Plc  --  Public Limited Company
Ser  --  Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                                       2

                                   EXHIBIT A



FUTURES CONTRACTS -- The Analytic Disciplined Equity Fund and the Dwight Intermediate Fixed Income Fund (each the "Disciplined Equity Fund" and the "Intermediate Fixed Income Fund", respectively, and together the "Portfolios") utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolios deposit securities for the initial margin with the custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolios' basis in the contract. Risks of entering into futures contracts include the possibility a change in the value of the contract may not correlate with changes in the value of the underlying instruments. Second, it is possible that the lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolios could lose more than the original margin deposit required to initiate the futures transaction.

The Portfolios had the following futures contracts open as of June 30, 2005:

                                                                                              Unrealized
Contract                                         Number of      Contract       Expiration    Appreciation
Description                                      Contracts        Value           Date      (Depreciation)
----------------------------------------------- ------------ ---------------- ------------- ----------------
DISCIPLINED EQUITY FUND
      S&P 500 Composite Index, E-Mini-- Short      (15)       $ (896,625)     09/17/2005         $   9,000
      S&P 500 Composite Index-- Long                14         4,184,250      09/20/2005           (31,300)
                                                                                                 ---------
                                                                                                 $ (22,300)

INTERMEDIATE FIXED INCOME FUND
      U.S. Two Year Note-- Short                    (2)       $ (415,375)     09/30/2005         $    (212)
      U.S. Ten Year Note-- Short                    (2)         (226,938)     09/21/2005            (2,118)
                                                                                                 ---------
                                                                                                 $  (2,330)

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      PBHG Funds


By (Signature and Title               /s/ David J. Bullock
                                      -----------------------------------------
                                      David J. Bullock, President and Principal
                                      Executive Officer
Date:  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)              /s/ David J. Bullock
                                      -----------------------------------------
                                      David J. Bullock, President and Principal
                                      Executive Officer
Date:  August 29, 2005


By (Signature and Title)              /s/ Mark E. Black
                                      -----------------------------------------
                                      Mark E. Black, Treasurer and Principal
                                      Financial Officer
Date:  AugusT 29, 2005